UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund (effective April 30, 2015, MFS Bond Fund will be redesignated as MFS Corporate Bond Fund), MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund (effective March 31, 2015, MFS Research Bond Fund will be redesignated as MFS Total Return Bond Fund). The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 96.2%
Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 6.375%, 12/15/20	$12,654,000	$13,375,278
PVH Corp., 4.5%, 12/15/22	3,190,000	3,190,000

		$16,565,278
Asset-Backed & Securitized - 0.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	$1,683,228	$997,833
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	231,936	12,892
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	3,063,871
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25 (i)(z)	664,753	159,541
GMAC LLC, FRN, 7.848%, 4/15/34 (d)(n)(q)	722,298	392,418
Greenwich Capital Commercial Funding Corp., FRN, 5.819%, 7/10/38	2,125,000	2,238,099
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.795%, 6/15/49	1,467,768	1,580,485
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.46%, 7/15/42 (n)	4,734,928	1,130,701
KKR Financial CLO Ltd., “C”, FRN, 1.682%, 5/15/21 (n)	3,651,630	3,625,302
LB Commercial Conduit Mortgage Trust, FRN, 1.23%, 2/18/30 (i)	1,621,223	35,754
LB Commercial Conduit Mortgage Trust, FRN, 2.195%, 9/15/30 (i)	1,573,442	62,554
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 6/12/50	3,070,000	3,321,838
Morgan Stanley Capital I, Inc., FRN, 1.12%, 11/15/30 (i)(n)	5,783,565	131,640

		$16,752,928
Automotive - 4.3%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,398,896
Delphi Automotive PLC, 4.15%, 3/15/24	422,000	454,095
Delphi Corp., 6.125%, 5/15/21	6,258,000	6,797,753
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,610,000	3,738,592
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	200,000	202,733
General Motors Co., 6.25%, 10/02/43	10,919,000	13,597,147
General Motors Financial Co., 2.75%, 5/15/16	1,740,000	1,761,750
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	10,410,000	10,773,247
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	1,815,000	1,868,181
Lear Corp., 8.125%, 3/15/20	9,538,000	9,981,517
Lear Corp., 4.75%, 1/15/23	7,510,000	7,603,875
Lear Corp., 5.375%, 3/15/24	5,835,000	6,010,050
Lear Corp., 5.25%, 1/15/25	8,915,000	9,093,300
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	16,106,543
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	9,060,000	9,150,600
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	13,320,000	14,585,400
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,117,000	3,197,381

		$118,321,060
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$22,598,267

Broadcasting - 1.8%
Discovery Communications, Inc., 4.875%, 4/01/43	$2,138,000	$2,335,434
Grupo Televisa S.A.B., 5%, 5/13/45	2,488,000	2,637,977
News America, Inc., 8.5%, 2/23/25	4,931,000	6,877,729
News America, Inc., 6.15%, 2/15/41	3,000,000	4,094,064
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	14,491,009
Omnicom Group, Inc., 3.65%, 11/01/24	3,435,000	3,592,302
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,139,640
SES S.A., 3.6%, 4/04/23 (n)	1,680,000	1,753,750

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Time Warner, Inc., 5.35%, 12/15/43	$6,056,000	$7,276,841

		$48,198,746
Brokerage & Asset Managers - 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$3,705,000	$3,721,139

Building - 2.1%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$7,576,000	$7,132,804
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	8,891,000	8,201,948
Martin Marietta Materials, Inc., 4.25%, 7/02/24	7,431,000	8,031,336
Mohawk Industries, Inc., 6.125%, 1/15/16	14,452,000	15,116,619
Mohawk Industries, Inc., 3.85%, 2/01/23	11,265,000	11,646,985
Owens Corning, Inc., 6.5%, 12/01/16	174,000	189,748
Owens Corning, Inc., 4.2%, 12/15/22	8,216,000	8,586,566

		$58,906,006
Business Services - 0.9%
Equinix, Inc., 5.75%, 1/01/25	$7,334,000	$7,627,360
Fidelity National Information Services, Inc., 2%, 4/15/18	1,475,000	1,481,930
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,909,415
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,630,063

		$25,648,768
Cable TV - 2.9%
CCO Holdings LLC, 5.25%, 9/30/22	$13,605,000	$13,656,019
Comcast Corp., 4.2%, 8/15/34	5,916,000	6,636,504
Comcast Corp., 4.65%, 7/15/42	1,789,000	2,095,572
Comcast Corp., 4.75%, 3/01/44	10,775,000	13,017,741
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,974,748
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,243,842
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	280,000	287,000
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,248,125
Time Warner Cable, Inc., 8.25%, 4/01/19	6,150,000	7,613,245
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,666,578
Time Warner Cable, Inc., 4.5%, 9/15/42	700,000	746,532
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,679,103
Videotron Ltd., 5%, 7/15/22	13,220,000	13,583,550

		$79,448,559
Chemicals - 3.1%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$15,633,000	$15,593,918
CF Industries, Inc., 5.15%, 3/15/34	6,667,000	7,544,717
CF Industries, Inc., 3.45%, 6/01/23	717,000	730,538
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	5,685,246
Dow Chemical Co., 8.55%, 5/15/19	14,554,000	18,328,405
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	9,484,552
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,268,061
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	11,521,864
Monsanto Co., 4.7%, 7/15/64	8,975,000	10,372,111

		$84,529,412
Computer Software - 0.5%
Oracle Corp., 3.4%, 7/08/24	$9,697,000	$10,343,586
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,731,531

		$14,075,117

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18	$4,052,000	$4,203,950

Conglomerates - 0.5%
Roper Industries, Inc., 1.85%, 11/15/17	$12,204,000	$12,293,150

Consumer Products - 1.0%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$11,169,559
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,816,435
Mattel, Inc., 5.45%, 11/01/41	6,847,000	8,131,792
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,224,533

		$28,342,319
Consumer Services - 1.1%
ADT Corp., 4.125%, 6/15/23	$18,887,000	$17,706,562
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,764,675
Service Corp. International, 5.375%, 5/15/24	10,365,000	10,781,673

		$30,252,910
Containers - 1.1%
Ball Corp., 5%, 3/15/22	$9,522,000	$10,033,807
Ball Corp., 4%, 11/15/23	6,003,000	5,935,466
Crown American LLC, 4.5%, 1/15/23	15,217,000	15,217,000

		$31,186,273
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,969,772

Electronics - 1.6%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,551,388
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,664,018
Micron Technology, Inc., 5.5%, 2/01/25 (n)	7,720,000	7,758,600
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,769,465
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,332,460
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,774,103

		$44,850,034
Emerging Market Quasi-Sovereign - 1.2%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$878,000	$957,020
Comision Federal de Electricidad, 5.75%, 2/14/42	8,403,000	9,159,270
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,606,696
NOVA Chemicals Corp., 5%, 5/01/25 (n)	5,884,000	6,104,650
Petroleos Mexicanos, 4.875%, 1/18/24	18,000	18,718
Petroleos Mexicanos, 4.5%, 1/23/26 (z)	8,729,000	8,715,907
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	122,000	122,610

		$31,684,871
Energy - Independent - 3.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$4,953,000	$5,506,067
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,412,000	10,037,183
Canadian Natural Resources Ltd., 3.8%, 4/15/24	462,000	458,278
Cimarex Energy Co., 4.375%, 6/01/24	13,053,000	12,396,304
Concho Resources, Inc., 5.5%, 4/01/23	8,338,000	8,338,000
Continental Resources, Inc., 4.9%, 6/01/44	4,529,000	3,880,628
Continental Resources, Inc., 4.5%, 4/15/23	5,093,000	4,818,238
EQT Corp., 4.875%, 11/15/21	7,176,000	7,654,402
Hess Corp., 8.125%, 2/15/19	1,452,000	1,733,036

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Hess Corp., 3.5%, 7/15/24	$5,948,000	$5,851,678
Noble Energy, Inc., 4.15%, 12/15/21	13,080,000	13,690,823
Pioneer Natural Resources Co., 7.5%, 1/15/20	9,237,000	11,007,539
Pioneer Natural Resources Co., 3.95%, 7/15/22	5,000,000	5,094,430
Southwestern Energy Co., 4.95%, 1/23/25	2,752,000	2,812,921

		$93,279,527
Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.521%, 1/15/20	$2,680,000	$2,731,930

Entertainment - 0.6%
Carnival Corp., 1.2%, 2/05/16	$13,000,000	$13,014,742
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,577,645

		$17,592,387
Financial Institutions - 3.7%
Aircastle Ltd., 5.5%, 2/15/22	$300,000	$309,060
CIT Group, Inc., 5%, 5/15/17	2,500,000	2,573,437
CIT Group, Inc., 4.25%, 8/15/17	9,647,000	9,765,658
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	2,993,187
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	8,025,220
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,815,000	6,169,133
General Electric Capital Corp., 1.6%, 11/20/17	9,117,000	9,223,140
General Electric Capital Corp., 5.5%, 1/08/20	8,500,000	9,967,202
General Electric Capital Corp., 3.15%, 9/07/22	3,815,000	4,000,398
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,627,651
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	16,575,000
SLM Corp., 6.25%, 1/25/16	8,445,000	8,740,575
SLM Corp., 6%, 1/25/17	15,703,000	16,450,463
SLM Corp., 4.875%, 6/17/19	1,385,000	1,395,388
SLM Corp., 8%, 3/25/20	2,532,000	2,810,520

		$102,626,032
Food & Beverages - 5.8%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$8,128,000	$9,244,828
BRF S.A., 4.75%, 5/22/24	18,289,000	18,265,224
Conagra Foods, Inc., 1.9%, 1/25/18	6,517,000	6,521,184
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	20,485,885
Constellation Brands, Inc., 4.25%, 5/01/23	8,630,000	8,845,750
Heineken N.V., 1.4%, 10/01/17 (n)	290,000	291,435
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	13,013,242
Kraft Foods Group, Inc., 6.5%, 2/09/40	12,504,000	15,276,049
Mead Johnson Nutrition Co., 4.6%, 6/01/44	9,711,000	10,816,879
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	5,202,645
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	11,234,000	12,000,282
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	4,931,120
Tyson Foods, Inc., 6.6%, 4/01/16	12,881,000	13,710,974
Tyson Foods, Inc., 4.5%, 6/15/22	8,026,000	8,977,691
Tyson Foods, Inc., 5.15%, 8/15/44	3,239,000	3,900,128
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	5,000,351
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	2,809,000	2,949,540

		$159,433,207
Food & Drug Stores - 0.9%
CVS Health Corp., 3.375%, 8/12/24	$100,000	$105,216
CVS Health Corp., 3.25%, 5/18/15	1,743,000	1,757,045

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - continued
CVS Health Corp., 5.75%, 6/01/17	$605,000	$669,687
CVS Health Corp., 2.75%, 12/01/22	3,513,000	3,573,374
CVS Health Corp., 5.75%, 5/15/41	3,147,000	4,199,030
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	12,906,000	13,209,510

		$23,513,862
Forest & Paper Products - 1.7%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,774,978
International Paper Co., 6%, 11/15/41	5,640,000	7,082,701
International Paper Co., 4.8%, 6/15/44	8,669,000	9,463,956
Packaging Corp. of America, 3.9%, 6/15/22	13,788,000	14,389,226

		$46,710,861
Gaming & Lodging - 1.1%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$3,086,580
Wyndham Worldwide Corp., 2.5%, 3/01/18	7,176,000	7,234,341
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	19,417,530

		$29,738,451
Insurance - 1.6%
American International Group, Inc., 6.4%, 12/15/20	$8,987,000	$10,996,421
American International Group, Inc., 4.5%, 7/16/44	12,351,000	13,537,141
Unum Group, 7.125%, 9/30/16	12,200,000	13,344,031
Unum Group, 4%, 3/15/24	1,537,000	1,634,805
UnumProvident Corp., 6.85%, 11/15/15 (n)	4,461,000	4,663,873

		$44,176,271
Insurance - Health - 1.3%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,305,286
CIGNA Corp., 2.75%, 11/15/16	9,534,000	9,824,205
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,803,991
Wellpoint, Inc., 1.875%, 1/15/18	9,382,000	9,483,673

		$34,417,155
Insurance - Property & Casualty - 2.3%
Aon Corp., 6.25%, 9/30/40	$1,832,000	$2,523,921
Aon PLC, 4.6%, 6/14/44	2,060,000	2,288,250
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,090,132
AXIS Specialty Finance LLC, 2.65%, 4/01/19	492,000	501,701
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	1,971,255
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,978,680
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	8,346,000	9,115,618
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,550,061
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,704,442
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	7,082,777
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	2,071,338
XL Group PLC, 5.75%, 10/01/21	6,890,000	8,245,408
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,548,000	1,617,660
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	5,194,481

		$63,935,724
International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$5,524,000	$6,316,252

Machinery & Tools - 0.2%
United Rentals North America, Inc., 5.75%, 11/15/24	$5,750,000	$5,836,250

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 9.2%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$25,158,225
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,577,672
Bank of America Corp., 5.625%, 7/01/20	360,000	417,729
Bank of America Corp., 4.125%, 1/22/24	16,866,000	18,279,522
Bank of America Corp., 4.2%, 8/26/24	12,297,000	12,768,479
Bank of America Corp., 4.875%, 4/01/44	4,051,000	4,758,296
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,204,635
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,771,000	8,360,446
Goldman Sachs Group, Inc., 3.5%, 1/23/25	15,000,000	15,399,480
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	8,972,556
JPMorgan Chase & Co., 2%, 8/15/17	13,489,000	13,669,267
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,694,377
JPMorgan Chase & Co., 4.5%, 1/24/22	9,500,000	10,580,264
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	4,035,406
JPMorgan Chase & Co., 3.125%, 1/23/25	13,262,000	13,368,109
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,495,926
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,281,000	3,473,421
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,827,264
Morgan Stanley, 5.5%, 7/28/21	5,652,000	6,568,704
Morgan Stanley, 4.3%, 1/27/45	6,355,000	6,662,722
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	7,946,599
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,827,928
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,975,203
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,758,793
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	10,005,795
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	6,631,000	6,929,395

		$252,716,213
Medical & Health Technology & Services - 3.4%
Becton, Dickinson and Co., 3.734%, 12/15/24	$3,161,000	$3,367,261
Becton, Dickinson and Co., 4.685%, 12/15/44	6,064,000	6,873,726
Davita, Inc., 6.625%, 11/01/20	15,982,000	16,821,055
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	10,225,000	10,506,188
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	8,028,930
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,650,250
HCA, Inc., 4.75%, 5/01/23	9,090,000	9,521,775
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	4,792,000	4,891,175
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,278,000	8,636,123
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,467,899
McKesson Corp., 7.5%, 2/15/19	920,000	1,114,657
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,817,147
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,201,138
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	11,190,000	11,483,738

		$92,381,062
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$9,646,000	$10,211,429
Medtronic, Inc., 4.375%, 3/15/35 (n)	3,694,000	4,103,764

		$14,315,193
Metals & Mining - 1.4%
Consol Energy, Inc., 5.875%, 4/15/22	$7,538,000	$6,539,215
Freeport- McMoRan, Inc., 4%, 11/14/21	8,850,000	8,367,224
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	3,016,000	2,678,371
Kinross Gold Corp., 5.95%, 3/15/24	3,378,000	3,359,110

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Plains Exploration & Production Co., 6.875%, 2/15/23	$12,440,000	$13,728,784
Southern Copper Corp., 6.75%, 4/16/40	2,884,000	3,034,395
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,718,100

		$39,425,199
Midstream - 7.1%
Access Midstream Partner LP, 4.875%, 3/15/24	$10,475,000	$10,710,687
AmeriGas Finance LLC, 7%, 5/20/22	7,913,000	8,288,867
El Paso Corp., 7.75%, 1/15/32	4,075,000	5,095,054
El Paso Pipeline Partners LP, 6.5%, 4/01/20	5,018,000	5,751,516
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	1,981,854
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,718,758
Energy Transfer Partners LP, 6.5%, 2/01/42	2,418,000	2,892,748
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	9,296,635
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	3,086,653
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,231,000	3,564,003
Enterprise Products Operating LP, 5.2%, 9/01/20	2,000,000	2,271,392
Enterprise Products Partners LP, 6.3%, 9/15/17	2,590,000	2,893,981
Enterprise Products Partners LP, 4.45%, 2/15/43	4,527,000	4,767,275
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,604,480
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	5,016,218
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	3,745,000	4,099,442
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	100,000	103,115
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	4,376,360
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	1,161,386
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	5,922,000	6,305,929
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	11,978,000	11,858,220
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	3,290,000	3,306,450
NiSource Finance Corp., 3.85%, 2/15/23	10,894,000	11,657,855
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	5,055,932
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,640,296
ONEOK, Inc., 4.25%, 2/01/22	10,348,000	9,611,450
Plains All American Pipeline LP, 3.6%, 11/01/24	7,321,000	7,409,130
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	12,865,000
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	7,076,295
Sunoco Logistics Partners LP, 5.3%, 4/01/44	6,108,000	6,481,107
Sunoco Logistics Partners LP, 5.35%, 5/15/45	5,821,000	6,218,627
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	1,065,000	1,038,375
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	11,923,459
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	6,026,258

		$194,154,807
Network & Telecom - 2.6%
CenturyLink, Inc., 7.6%, 9/15/39	$11,181,000	$11,292,810
Verizon Communications, Inc., 2.625%, 2/21/20 (n)	11,264,000	11,393,705
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	14,029,874
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	9,136,637
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	5,370,631
Verizon Communications, Inc., 6.55%, 9/15/43	15,460,000	20,883,986

		$72,107,643
Oils - 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/44	$6,090,000	$5,979,838

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 3.5%
BPCE S.A., 4.5%, 3/15/25 (n)	$6,746,000	$6,894,608
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,545,354
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	7,382,361
Capital One Financial Corp., 1%, 11/06/15	12,000,000	12,021,372
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	14,783,557
Discover Bank, 7%, 4/15/20	17,724,000	21,346,573
Discover Financial Serices, 3.95%, 11/06/24	300,000	311,583
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,146,000	4,241,217
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	6,016,000	6,196,294
Macquarie Group Ltd., 3%, 12/03/18 (n)	8,905,000	9,210,531
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,716,916
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,500,627

		$97,150,993
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$15,331,506

Pharmaceuticals - 4.8%
AbbVie, Inc., 1.75%, 11/06/17	$15,000,000	$15,116,910
Amgen, Inc., 2.3%, 6/15/16	3,000,000	3,056,787
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	4,933,000	5,249,634
Celgene Corp., 1.9%, 8/15/17	16,532,000	16,765,663
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,663,866
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	11,313,427
Gilead Sciences, Inc., 4.5%, 2/01/45	4,419,000	5,083,958
Hospira, Inc., 6.05%, 3/30/17	5,884,000	6,389,324
Hospira, Inc., 5.2%, 8/12/20	3,239,000	3,555,671
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,676,358
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,978,139
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	4,980,000	5,000,971
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	3,540,000	3,637,350
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	10,827,000	11,557,823
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	3,180,000	3,190,246
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	4,090,393
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	4,291,995

		$131,618,515
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$7,201,970

Printing & Publishing - 0.4%
Gannett Co., Inc., 5.125%, 10/15/19	$10,838,000	$11,217,330

Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$13,524,725
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,822,295
CSX Corp., 7.375%, 2/01/19	5,360,000	6,507,956
CSX Corp., 4.4%, 3/01/43	4,000,000	4,492,036

		$31,347,012
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$2,950,000	$3,141,747
ERP Operating LP, REIT, 4.625%, 12/15/21	250,000	279,542

		$3,421,289

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$6,222,000	$6,501,442

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$6,162,000	$6,591,836
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,813,217
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,733,127

		$14,138,180
Real Estate - Retail - 1.2%
DDR Corp., REIT, 3.625%, 2/01/25	$6,848,000	$6,935,442
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	9,465,000	9,485,946
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,669,059
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	8,224,896

		$32,315,343
Restaurants - 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,543,000	$7,665,039

Retailers - 3.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,077,000	$10,103,536
Best Buy Co., Inc., 5%, 8/01/18	8,415,000	8,751,600
Dollar General Corp., 4.125%, 7/15/17	21,009,000	22,111,048
Gap, Inc., 5.95%, 4/12/21	23,607,000	27,460,017
Home Depot, Inc., 4.875%, 2/15/44	4,000,000	4,949,512
Limited Brands, Inc., 7%, 5/01/20	11,059,000	12,579,613
Limited Brands, Inc., 5.625%, 2/15/22	3,218,000	3,491,530
Wal-Mart Stores, Inc., 4.3%, 4/22/44	2,470,000	2,847,816

		$92,294,672
Specialty Chemicals - 0.8%
Ecolab, Inc., 3%, 12/08/16	$4,728,000	$4,895,929
Ecolab, Inc., 2.25%, 1/12/20	600,000	608,678
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,461,980
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	10,704,000	11,413,140
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	1,747,000	1,691,970

		$23,071,697
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$10,110,000	$10,174,886
American Tower Corp., REIT, 4.5%, 1/15/18	5,760,000	6,167,071
American Tower Corp., REIT, 4.7%, 3/15/22	7,973,000	8,607,356
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	4,007,426
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,076,460
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,684,250
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	1,615,000	1,867,852
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,551,061
SBA Tower Trust, 2.898%, 10/15/19 (n)	9,621,000	9,792,687

		$51,929,049
Tobacco - 1.9%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,475,955
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,111,292
Lorillard Tobacco Co., 2.3%, 8/21/17	9,055,000	9,164,031
Lorillard Tobacco Co., 8.125%, 6/23/19	6,504,000	7,997,461
Lorillard Tobacco Co., 6.875%, 5/01/20	5,000,000	6,005,155
Philip Morris International, Inc., 4.875%, 11/15/43	7,949,000	9,427,530

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 6.75%, 6/15/17	$7,310,000	$8,150,738

		$53,332,162
Transportation - Services - 0.5%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$1,400,000	$1,576,533
ERAC USA Finance Co., 7%, 10/15/37 (n)	3,679,000	5,172,751
ERAC USA Finance Co., 5.625%, 3/15/42 (n)	2,420,000	2,958,934
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,391,000	2,523,911

		$12,232,129
Utilities - Electric Power - 2.6%
Alabama Power Co., 4.15%, 8/15/44	$4,231,000	$4,831,810
American Electric Power Co., Inc., 1.65%, 12/15/17	8,244,000	8,306,226
Berkshire Hathaway Energy, 4.5%, 2/01/45	5,432,000	6,102,493
CMS Energy Corp., 6.25%, 2/01/20	6,891,000	8,130,401
CMS Energy Corp., 5.05%, 3/15/22	5,159,000	5,951,572
Dominion Resources, Inc., 2.5%, 12/01/19	3,550,000	3,639,212
Duke Energy Corp., 1.625%, 8/15/17	3,267,000	3,299,859
EDP Finance B.V., 4.125%, 1/15/20 (n)	4,658,000	4,768,665
EDP Finance B.V., 5.25%, 1/14/21 (n)	3,324,000	3,540,825
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,663,000	2,744,669
PPL Capital Funding, Inc., 5%, 3/15/44	5,193,000	6,341,593
PPL Corp., 4.2%, 6/15/22	2,500,000	2,731,455
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	5,693,000	6,572,244
PSEG Power LLC, 5.32%, 9/15/16	1,727,000	1,847,565
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,168,247	2,168,323

		$70,976,912
Total Bonds		$2,646,681,663

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	69,632,079	$69,632,079
Total Investments		$2,716,313,742

Other Assets, Less Liabilities - 1.3%		36,185,216
Net Assets - 100.0%		$2,752,498,958

(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $432,955,623 representing 15.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	$1,683,228	$997,833
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	226,330	12,892
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25	1/29/03	47,221	159,541
Petroleos Mexicanos, 4.5%, 1/23/26	1/15/15	8,713,315	8,715,907
Total Restricted Securities			$9,886,173
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$38,001,123	$—	$38,001,123
U.S. Corporate Bonds	—	2,341,068,392	—	2,341,068,392
Residential Mortgage-Backed Securities	—	12,892	—	12,892
Commercial Mortgage-Backed Securities	—	12,116,901	—	12,116,901
Asset-Backed Securities (including CDOs)	—	4,623,135	—	4,623,135
Foreign Bonds	—	250,859,220	—	250,859,220
Mutual Funds	69,632,079	—	—	69,632,079
Total Investments	$69,632,079	$2,646,681,663	$—	$2,716,313,742

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,605,382,283
Gross unrealized appreciation	130,628,195
Gross unrealized depreciation	(19,696,736)
Net unrealized appreciation (depreciation)	$110,931,459

12

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139,940,086	517,631,521	(587,939,528)	69,632,079

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$76,548	$69,632,079

(4) Subsequent Event

Effective April 30, 2015, the fund will change its name from MFS Bond Fund to MFS Corporate Bond Fund.

13

QUARTERLY REPORT

January 31, 2015

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.3%
Asset-Backed & Securitized - 12.7%
Americredit Automobile Receivable Trust, 2015-1, “A2A”, 0.77%, 4/09/18	$3,680,000	$3,680,537
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	969,347	969,373
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.045%, 10/10/17	3,856,015	3,853,710
ARI Fleet Lease Trust, “A”, FRN, 0.717%, 3/15/20 (n)	699,913	699,123
ARI Fleet Lease Trust, “A”, FRN, 0.466%, 1/15/21 (n)	2,113,874	2,109,169
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	2,560,000	2,559,885
Babson Ltd., CLO, “A1”, FRN, 0.482%, 1/18/21 (z)	2,268,022	2,251,325
Bayview Commercial Asset Trust, FRN, 0.478%, 8/25/35 (z)	781,520	711,089
Bayview Commercial Asset Trust, FRN, 0.438%, 4/25/36 (z)	686,877	603,470
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	3,419,233	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,727,310	1,732,974
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	393,555	403,957
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	805,995	477,801
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	4,166,442	4,164,634
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.487%, 2/21/17	6,348,000	6,348,159
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.548%, 3/21/16	3,392,314	3,391,378
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	6,300,000	6,300,000
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	3,171,758	3,136,076
Chesapeake Funding LLC, “A”, FRN, 0.918%, 11/07/23 (n)	1,841,559	1,845,572
Chesapeake Funding LLC, “A”, FRN, 0.621%, 1/07/25 (n)	4,060,102	4,056,768
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	1,391,373	1,391,586
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,520,000	1,609,048
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	1,049,524	1,049,839
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	7,200,000	7,201,080
CNH Wholesale Master Note Trust, “A”, FRN, 0.767%, 8/15/19 (n)	8,000,000	8,017,920
Commercial Mortgage Asset Trust, FRN, 0.505%, 1/17/32 (i)(z)	2,809,093	12,905
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.898%, 9/15/39	2,211,662	2,380,344
Credit-Based Asset Servicing & Securitization LLC, 4.198%, 12/25/35	668,492	662,306
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.103%, 1/25/37 (d)(q)	2,469,179	1,332,149
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.07%, 3/25/37 (d)(q)	3,561,102	2,183,494
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	2,691,045	2,928,646
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	5,177,888	5,177,561
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	5,802,500	5,804,850
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	887,063	887,370
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,498,000	1,530,724
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	6,367,000	6,497,021
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.548%, 7/20/19	7,300,000	7,278,750
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	526,644	527,033
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	3,341,349	3,343,745
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	7,000,000	7,007,686
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.721%, 12/10/27 (n)	6,767,036	6,769,370
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	809,606	809,628
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	3,330,000	3,328,992
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	3,148,459	3,150,021
IMPAC CMB Trust, FRN, 0.908%, 11/25/34	255,272	242,679
IMPAC CMB Trust, FRN, 1.088%, 11/25/34	268,707	250,593
IMPAC Secured Assets Corp., FRN, 0.518%, 5/25/36	682,971	660,933
Interstar Millennium Trust, FRN, 0.641%, 3/14/36	197,188	191,107
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	226,494	226,516
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,645,452	3,893,725
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.292%, 9/12/37	242,817	242,623
Kingsland III Ltd., “A1”, CDO, FRN, 0.448%, 8/24/21 (n)	1,875,409	1,866,030

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	$2,565,410	$2,563,868
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (z)	5,140,000	5,140,360
LB Commercial Conduit Mortgage Trust, FRN, 1.441%, 10/15/35 (i)	2,285,442	88,835
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	912,298	912,283
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.487%, 2/15/17	4,960,000	4,959,960
Merrill Lynch Mortgage Investors, Inc., 4.671%, 2/25/37 (d)(q)	1,978,507	424,073
Morgan Stanley Capital I, Inc., FRN, 1.587%, 3/15/31 (i)(z)	290,359	12
Motor PLC, “A1”, FRN, 0.648%, 8/25/21 (n)	2,906,139	2,906,293
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.436%, 1/15/16	2,213,928	2,214,025
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.466%, 2/15/18	7,030,000	7,028,735
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,615,798	1,648,262
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.377%, 12/25/36 (d)(q)	1,874,735	1,162,495
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	1,137,849	1,138,031
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	2,565,764	2,549,613
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	3,435,761	3,437,531
Thornburg Mortgage Securities Trust, FRN, 0.848%, 4/25/43	844,790	825,485
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.378%, 10/20/16	2,876,249	2,874,546
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.518%, 7/22/19 (n)	11,000,000	10,973,149
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	2,680,000	2,684,194

		$191,283,024
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$2,146,000	$2,155,666
American Honda Finance Corp., 1%, 8/11/15 (n)	3,060,000	3,071,637
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	3,570,000	3,581,010
American Honda Finance Corp., FRN, 0.754%, 10/07/16	3,010,000	3,023,975
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,750,535
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,850,489
Daimler Finance North America LLC, FRN, 0.934%, 8/01/16 (n)	5,040,000	5,065,427
Daimler Finance North America LLC, FRN, 0.594%, 8/01/17 (n)	4,000,000	3,996,048
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,282,894
Ford Motor Credit Co. LLC, FRN, 0.755%, 9/08/17	4,890,000	4,843,721
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	680,000	680,985
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	4,620,000	4,781,210
Hyundai Capital America, 1.625%, 10/02/15 (n)	4,490,000	4,511,830
Nissan Motor Acceptance Corp., FRN, 0.955%, 9/26/16 (n)	5,500,000	5,525,872
Nissan Motor Acceptance Corp., FRN, 0.785%, 3/03/17 (n)	3,030,000	3,031,824
Toyota Motor Credit Corp., 3.2%, 6/17/15	1,270,000	1,283,462
Toyota Motor Credit Corp., FRN, 0.647%, 1/17/19	5,320,000	5,311,557
Volkswagen Group of America Finance LLC, FRN, 0.603%, 5/23/17 (n)	3,620,000	3,614,975
Volkswagen Group of America Finance LLC, FRN, 0.672%, 11/20/17 (n)	3,000,000	3,000,798
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,583,408

		$69,947,323
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.866%, 10/06/15 (n)	$1,940,000	$1,946,470
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	4,260,000	4,315,337
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	2,540,000	2,543,500
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	3,800,000	3,823,560
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	2,400,000	2,405,616
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,721,815
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,260,000	2,314,457

		$21,070,755

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.4%
Scripps Networks Interactive, 2.75%, 11/15/19	$1,622,000	$1,665,152
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	1,862,000	1,885,716
Viacom, Inc., 1.25%, 2/27/15	2,100,000	2,100,859

		$5,651,727
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 1.375%, 6/01/15	$1,740,000	$1,746,043
Franklin Resources, Inc., 1.375%, 9/15/17	1,222,000	1,227,323
NYSE Euronext, 2%, 10/05/17	3,266,000	3,321,444

		$6,294,810
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.515%, 3/03/17	$6,150,000	$6,142,257

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$3,360,000	$3,435,019
NBCUniversal Enterprise Co., FRN, 0.79%, 4/15/16 (n)	1,450,000	1,452,427

		$4,887,446
Chemicals - 0.7%
CF Industries, Inc., 6.875%, 5/01/18	$6,972,000	$7,977,230
LyondellBasell Industries N.V., 5%, 4/15/19	1,740,000	1,925,315

		$9,902,545
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2/01/15	$4,085,000	$4,085,000
Intuit, Inc., 5.75%, 3/15/17	1,220,000	1,328,132

		$5,413,132
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.503%, 5/03/18	$4,470,000	$4,470,000

Conglomerates - 1.2%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,675,039
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	8,136,438
General Electric Co., 0.85%, 10/09/15	1,260,000	1,264,241
Pentair Finance S.A., 1.35%, 12/01/15	4,610,000	4,622,843
United Technologies Corp., FRN, 0.734%, 6/01/15	2,560,000	2,564,321

		$18,262,882
Consumer Products - 1.6%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,460,488
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	3,150,000	3,182,615
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,042,642
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,067,912
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,768,698
Newell Rubbermaid, Inc., 2.875%, 12/01/19	4,240,000	4,327,514
Procter & Gamble Co., 0.75%, 11/04/16	3,410,000	3,422,447
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	5,585,000	5,678,532

		$23,950,848
Consumer Services - 0.8%
eBay, Inc., 1.35%, 7/15/17	$3,482,000	$3,469,482
Experian Finance PLC, 2.375%, 6/15/17 (n)	3,189,000	3,216,435
Western Union Co., 2.375%, 12/10/15	1,970,000	1,994,621

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - continued
Western Union Co., FRN, 1.231%, 8/21/15	$3,800,000	$3,810,792

		$12,491,330
Electrical Equipment - 0.2%
Amphenol Corp., 1.55%, 9/15/17	$2,270,000	$2,287,386
Arrow Electronics, Inc., 3%, 3/01/18	1,326,000	1,369,047

		$3,656,433
Electronics - 1.7%
Applied Materials, Inc., 2.65%, 6/15/16	$1,670,000	$1,706,191
Intel Corp., 1.35%, 12/15/17	6,765,000	6,816,333
Tyco Electronics Group S.A., 1.6%, 2/03/15	3,160,000	3,160,000
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,533,914
Tyco Electronics Group S.A., FRN, 0.453%, 1/29/16	10,000,000	9,998,030
Xilinx, Inc., 2.125%, 3/15/19	2,410,000	2,443,651

		$25,658,119
Emerging Market Quasi-Sovereign - 1.1%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,562,175
Korea Development Bank, 1%, 1/22/16	3,000,000	3,000,840
Korea Expressway Corp., 4.5%, 3/23/15 (n)	2,479,000	2,491,236
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,783,932
Petroleos Mexicanos, 3.125%, 1/23/19	2,522,000	2,534,610
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	3,010,000	2,972,926

		$17,345,719
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$7,881,691
Apache Corp., 6.9%, 9/15/18	2,183,000	2,532,920
Canadian Natural Resources Ltd., FRN, 0.632%, 3/30/16	1,560,000	1,557,353
Encana Corp., 5.9%, 12/01/17	3,360,000	3,654,232
Southwestern Energy Co., 3.3%, 1/23/18	1,090,000	1,101,765
Southwestern Energy Co., 7.5%, 2/01/18	2,220,000	2,465,632

		$19,193,593
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,422,064
BP Capital Markets PLC, 3.125%, 10/01/15	5,300,000	5,385,828
BP Capital Markets PLC, 0.7%, 11/06/15	1,142,000	1,142,705
BP Capital Markets PLC, 2.521%, 1/15/20	3,049,000	3,108,080
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,780,006
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,657,367
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,441,175
Shell International Finance B.V., FRN, 0.442%, 11/15/16	2,740,000	2,741,444
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,689,150
Total Capital S.A., 3%, 6/24/15	2,810,000	2,839,196

		$30,207,015
Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 0.839%, 12/11/15	$2,500,000	$2,512,068
General Electric Capital Corp., FRN, 0.851%, 1/08/16	3,270,000	3,286,677
General Electric Capital Corp., FRN, 0.483%, 1/14/16	6,750,000	6,761,907
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	3,370,000	3,477,257
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,224,093

		$17,262,002

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 5.6%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$1,350,000	$1,358,748
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	1,260,000	1,263,789
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	5,370,000	5,417,240
Coca-Cola Co., 1.15%, 4/01/18	2,480,000	2,489,784
Coca-Cola Co., FRN, 0.354%, 11/01/16	3,120,000	3,122,708
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,779,521
General Mills, Inc., 5.2%, 3/17/15	1,990,000	2,001,482
General Mills, Inc., 1.4%, 10/20/17	5,400,000	5,419,904
Heineken N.V., 0.8%, 10/01/15 (n)	2,810,000	2,814,246
Ingredion, Inc., 3.2%, 11/01/15	1,025,000	1,040,870
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,096,822
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,264,126
Kraft Foods Group, Inc., 1.625%, 6/04/15	5,170,000	5,185,267
Kraft Foods Group, Inc., 6.125%, 8/23/18	7,435,000	8,441,231
Molson Coors Brewing Co., 2%, 5/01/17	3,330,000	3,374,645
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,480,505
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	7,690,000	7,924,130
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,109,805
SABMiller Holdings, Inc., FRN, 0.944%, 8/01/18 (n)	5,700,000	5,717,636
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	5,907,609
Tyson Foods, Inc., 2.65%, 8/15/19	3,257,000	3,345,779
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,138,638
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	3,712,000	3,727,679
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	536,364

		$83,958,528
Food & Drug Stores - 1.2%
CVS Health Corp., 3.25%, 5/18/15	$2,372,000	$2,391,114
CVS Health Corp., 1.2%, 12/05/16	2,800,000	2,824,203
Walgreen Co., 1%, 3/13/15	4,120,000	4,122,596
Walgreen Co., 1.8%, 9/15/17	5,860,000	5,924,437
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	3,580,000	3,613,033

		$18,875,383
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,557,658

Insurance - 2.3%
Aflac, Inc., 3.45%, 8/15/15	$3,840,000	$3,898,487
American International Group, Inc., 5.85%, 1/16/18	1,525,000	1,720,343
American International Group, Inc., 2.3%, 7/16/19	6,090,000	6,193,085
Lincoln National Corp., 4.3%, 6/15/15	2,060,000	2,087,015
MetLife Global Funding I, FRN, 0.632%, 4/10/17 (n)	4,820,000	4,832,339
MetLife, Inc., 1.756%, 12/15/17	1,199,000	1,212,986
Metropolitan Life Global Funding I, 0.783%, 7/15/16 (n)	4,570,000	4,588,586
PRICOA Global Funding I, FRN, 0.502%, 8/19/15 (n)	2,590,000	2,591,829
Prudential Financial, Inc., FRN, 1.012%, 8/15/18	3,690,000	3,704,088
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,539,000	1,608,989
Voya Financial, Inc., 2.9%, 2/15/18	2,515,000	2,592,646

		$35,030,393
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$678,989
Wellpoint, Inc., 1.25%, 9/10/15	2,400,000	2,407,207

		$3,086,196

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.6%
ACE Ltd., 2.6%, 11/23/15	$2,890,000	$2,935,656
Aon Corp., 3.5%, 9/30/15	3,200,000	3,256,890
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	3,180,000	3,249,785

		$9,442,331
International Market Quasi-Sovereign - 3.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,070,000	$4,105,584
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,248,726
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,124,220
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	4,031,428
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,370,967
KfW Bankengruppe, 0.5%, 9/30/15	3,400,000	3,405,763
Kommunalbanken A.S., 1%, 2/09/15 (n)	3,000,000	3,000,381
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,000,000	1,010,019
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,870,588
Kommunalbanken A.S., FRN, 0.385%, 10/31/16 (n)	4,360,000	4,363,780
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	1,700,000	1,745,359
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,494,732
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,491,317
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	3,160,000	3,201,096
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,390,902
Statoil A.S.A., FRN, 0.522%, 5/15/18	1,205,000	1,199,541
Statoil A.S.A., FRN, 0.716%, 11/08/18	3,010,000	2,999,968

		$53,054,371
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$6,840,000	$6,870,370
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,503,812
Republic of Iceland, 4.875%, 6/16/16 (n)	3,494,000	3,643,044

		$14,017,226
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$914,766
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,208,688

		$3,123,454
Local Authorities - 1.3%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$5,440,000	$5,442,263
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	6,350,000	6,377,483
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,808,542
State of Illinois, 4.961%, 3/01/16	3,275,000	3,403,871

		$20,032,159
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$1,260,000	$1,263,313

Major Banks - 15.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$6,820,000	$7,209,074
ABN AMRO Bank N.V., FRN, 0.645%, 6/06/16 (n)	3,100,000	3,096,234
Bank of America Corp., 4.5%, 4/01/15	1,000,000	1,006,270
Bank of America Corp., 1.5%, 10/09/15	3,060,000	3,072,870
Bank of America Corp., 1.25%, 1/11/16	5,250,000	5,265,204
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,825,996
Bank of America Corp., 6%, 9/01/17	8,000,000	8,841,608
Bank of America Corp., FRN, 0.521%, 6/15/16	1,910,000	1,897,570
Bank of Montreal, FRN, 0.852%, 4/09/18	1,990,000	1,999,468

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of New York Mellon Corp., 2.2%, 5/15/19	$4,060,000	$4,141,651
Bank of Nova Scotia, FRN, 0.641%, 3/15/16	5,890,000	5,911,775
Bank of Nova Scotia, FRN, 0.773%, 7/15/16	1,990,000	1,999,821
Barclays Bank PLC, 2.5%, 2/20/19	4,500,000	4,640,760
BNP Paribas, 2.7%, 8/20/18	4,370,000	4,511,203
BNP Paribas, FRN, 0.83%, 12/12/16	1,280,000	1,283,059
BNP Paribas, FRN, 0.723%, 3/17/17	3,010,000	3,011,812
Canadian Imperial Bank of Commerce, FRN, 0.777%, 7/18/16	2,270,000	2,280,605
Commonwealth Bank of Australia, FRN, 0.747%, 9/20/16 (n)	4,820,000	4,840,278
Commonwealth Bank of Australia, FRN, 0.601%, 3/13/17 (n)	1,510,000	1,510,909
Commonwealth Bank of Australia, FRN, 0.505%, 9/08/17 (n)	6,000,000	5,996,772
Credit Suisse New York, 1.75%, 1/29/18	3,950,000	3,968,627
DBS Bank Ltd., 2.35%, 2/28/17 (n)	4,010,000	4,107,291
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,359,268
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,690,000	3,715,955
Goldman Sachs Group, Inc., FRN, 1.455%, 4/30/18	2,310,000	2,338,025
Goldman Sachs Group, Inc., FRN, 1.357%, 11/15/18	5,420,000	5,470,081
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19	5,010,000	5,028,101
HSBC Bank PLC, 3.1%, 5/24/16 (n)	2,520,000	2,599,947
HSBC Bank PLC, FRN, 0.872%, 5/15/18 (n)	5,132,000	5,148,628
HSBC USA, Inc., 2.375%, 2/13/15	1,650,000	1,651,013
Huntington National Bank, FRN, 0.681%, 4/24/17	7,240,000	7,229,328
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,780,021
ING Bank N.V., FRN, 1.185%, 3/07/16 (n)	1,450,000	1,456,963
ING Bank N.V., FRN, 1.895%, 9/25/15 (n)	3,680,000	3,715,012
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,114,891
JPMorgan Chase & Co., 2.2%, 10/22/19	5,340,000	5,377,834
JPMorgan Chase & Co., FRN, 0.854%, 2/26/16	2,500,000	2,504,808
KeyCorp, 3.75%, 8/13/15	3,850,000	3,919,870
Mizuho Bank Ltd., FRN, 0.705%, 9/25/17 (n)	2,500,000	2,501,878
Morgan Stanley, 6%, 4/28/15	3,290,000	3,332,303
Morgan Stanley, 2.65%, 1/27/20	3,780,000	3,838,099
Morgan Stanley, FRN, 1.483%, 2/25/16	3,410,000	3,437,365
Morgan Stanley, FRN, 0.997%, 7/23/19	7,840,000	7,761,271
National Australia Bank Ltd., 2%, 3/09/15	4,810,000	4,817,937
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)	2,802,000	2,811,992
Nordea Bank AB, FRN, 0.616%, 4/04/17 (n)	2,900,000	2,903,004
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,207,110
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,571,667
PNC Bank N.A., 1.5%, 10/18/17	3,500,000	3,529,988
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,218,959
PNC Funding Corp., 3.625%, 2/08/15	2,300,000	2,300,833
Royal Bank of Canada, 0.8%, 10/30/15	3,000,000	3,008,121
Royal Bank of Canada, FRN, 0.696%, 9/09/16	2,920,000	2,930,696
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,000,000	1,009,753
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	5,062,941
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,730,000	3,757,639
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,770,000	3,785,095
Sumitomo Mitsui Banking Corp., FRN, 0.574%, 7/11/17	6,000,000	5,973,684
Wells Fargo & Co., 1.25%, 2/13/15	5,320,000	5,321,224
Wells Fargo & Co., FRN, 0.787%, 7/20/16	3,550,000	3,562,006
Wells Fargo & Co., FRN, 0.495%, 9/08/17	5,020,000	5,001,818
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,814,003
Westpac Banking Corp., FRN, 0.588%, 5/19/17	5,730,000	5,727,330

		$240,015,318

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 2.3%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,650,638
Becton, Dickinson and Co., 1.75%, 11/08/16	2,030,000	2,055,606
Becton, Dickinson and Co., 1.8%, 12/15/17	3,810,000	3,842,960
CareFusion Corp., 1.45%, 5/15/17	1,900,000	1,901,260
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,481,632
Covidien International Finance S.A., 1.35%, 5/29/15	2,440,000	2,446,688
Express Scripts Holding Co., 2.1%, 2/12/15	4,225,000	4,227,425
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	3,000,000	3,034,200
McKesson Corp., 0.95%, 12/04/15	3,090,000	3,098,757
McKesson Corp., 3.25%, 3/01/16	4,190,000	4,287,573
McKesson Corp., FRN, 0.638%, 9/10/15	1,280,000	1,280,365
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	3,011,741

		$34,318,845
Medical Equipment - 0.2%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$3,230,000	$3,251,861

Metals & Mining - 1.4%
Barrick Gold Corp., 2.5%, 5/01/18	$1,770,000	$1,792,127
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	1,307,000	1,389,927
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	4,750,000	4,719,700
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,620,000	1,563,967
Glencore Funding LLC, FRN, 1.396%, 5/27/16 (n)	5,690,000	5,716,715
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	2,210,000	2,255,243
Rio Tinto Finance (USA) Ltd., FRN, 1.083%, 6/17/16	4,020,000	4,033,198

		$21,470,877
Midstream - 1.6%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$2,163,000	$2,167,826
Enterprise Products Operating LP, 3.7%, 6/01/15	4,320,000	4,356,755
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	749,638
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,489,814
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	2,750,000	2,744,291
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,627,639
TransCanada PipeLines Ltd., 3.4%, 6/01/15	4,100,000	4,140,094
TransCanada PipeLines Ltd., 1.875%, 1/12/18	2,847,000	2,868,754
TransCanada PipeLines Ltd., FRN, 0.937%, 6/30/16	1,390,000	1,393,920

		$23,538,731
Mortgage-Backed - 2.1%
Fannie Mae, 7%, 3/01/15 - 9/01/16	$92,747	$95,513
Fannie Mae, 5.138%, 2/01/16	600,918	614,530
Fannie Mae, 5.732%, 7/01/16	1,863,448	1,964,655
Fannie Mae, 6.5%, 9/01/16 - 6/01/17	333,715	348,077
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	705,136	746,911
Fannie Mae, 1.114%, 2/25/17	3,957,137	3,977,278
Fannie Mae, 6%, 3/01/17 - 12/01/17	340,025	352,409
Fannie Mae, 5%, 2/01/18 - 7/01/23	2,043,228	2,195,400
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	1,400,758	1,497,100
Fannie Mae, FRN, 0.416%, 5/25/18	4,187,888	4,189,354
Fannie Mae, FRN, 2.335%, 2/01/33	106,594	109,834
Fannie Mae, FRN, 2.23%, 3/01/33	94,235	96,292
Fannie Mae, FRN, 2.125%, 5/01/33	543,053	587,326
Freddie Mac, 7.5%, 5/01/15	392	393
Freddie Mac, 6%, 4/01/16 - 8/01/17	185,823	191,865

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.655%, 11/25/16	$281,484	$285,081
Freddie Mac, 1.426%, 8/25/17	1,039,000	1,050,022
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	1,251,263	1,359,577
Freddie Mac, 5%, 5/01/18 - 8/01/20	1,032,496	1,102,489
Freddie Mac, 2.5%, 7/01/28	10,422,885	10,798,026
Ginnie Mae, FRN, 1.625%, 7/20/32	126,240	131,721

		$31,693,853
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,107,514

Natural Gas - Distribution - 0.3%
GDF SUEZ, 1.625%, 10/10/17 (n)	$4,630,000	$4,668,878

Network & Telecom - 2.8%
AT&T, Inc., 0.8%, 12/01/15	$4,010,000	$4,012,462
AT&T, Inc., 2.4%, 8/15/16	2,750,000	2,811,284
AT&T, Inc., FRN, 0.618%, 2/12/16	2,330,000	2,330,615
AT&T, Inc., FRN, 1.146%, 11/27/18	3,850,000	3,901,944
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	3,027,217
France Telecom, 2.125%, 9/16/15	1,900,000	1,915,183
Verizon Communications, Inc., 0.7%, 11/02/15	3,210,000	3,208,154
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,652,660
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	3,995,368
Verizon Communications, Inc., FRN, 1.771%, 9/15/16	7,500,000	7,634,535
Verizon Communications, Inc., FRN, 1.013%, 6/17/19	6,730,000	6,761,476

		$42,250,898
Oil Services - 0.5%
Noble Corp., 3.45%, 8/01/15	$2,270,000	$2,288,739
Transocean, Inc., 5.05%, 12/15/16	3,533,000	3,488,838
Transocean, Inc., 2.5%, 10/15/17	1,970,000	1,728,045

		$7,505,622
Oils - 0.2%
Phillips 66, 1.95%, 3/05/15	$2,680,000	$2,683,739

Other Banks & Diversified Financials - 9.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,521,360
American Express Centurion Bank, FRN, 0.683%, 11/13/15	2,750,000	2,755,781
American Express Credit Corp., FRN, 1.34%, 6/12/15	2,400,000	2,408,465
Banco Santander Chile, FRN, 1.152%, 4/11/17 (n)	3,830,000	3,813,343
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	2,100,000	2,102,919
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.846%, 9/09/16 (n)	6,220,000	6,245,658
Banque Federative du Credit Mutuel, FRN, 1.106%, 10/28/16 (n)	2,780,000	2,796,647
Banque Federative du Credit Mutuel, FRN, 1.107%, 1/20/17 (n)	4,860,000	4,888,193
BPCE S.A., 1.625%, 1/26/18	4,410,000	4,409,844
Capital One Financial Corp., 2.45%, 4/24/19	1,880,000	1,905,090
Capital One Financial Corp., 2.15%, 3/23/15	1,752,000	1,755,877
Capital One Financial Corp., FRN, 0.895%, 11/06/15	2,000,000	2,004,224
Citigroup, Inc., FRN, 1.021%, 4/08/19	9,150,000	9,116,035
Corpbanca, 3.875%, 9/22/19 (n)	2,129,000	2,129,728
Danske Bank A.S., 3.75%, 4/01/15 (n)	360,000	361,845
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,535,607
Fifth Third Bancorp, 2.3%, 3/01/19	1,859,000	1,888,075

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
First Republic Bank, 2.375%, 6/17/19	$1,333,000	$1,361,076
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,579,845
Groupe BPCE S.A., FRN, 1.506%, 4/25/16	6,800,000	6,867,714
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	3,600,000	3,657,632
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,975,771
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,737,011
Macquarie Bank Ltd., 5%, 2/22/17 (n)	6,790,000	7,280,788
Macquarie Bank Ltd., FRN, 0.886%, 10/27/17 (n)	3,790,000	3,789,792
National Bank of Canada, 1.5%, 6/26/15	2,970,000	2,983,858
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,149,240
Rabobank Nederland N.V., FRN, 0.723%, 3/18/16	1,990,000	1,997,343
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,518,563
SunTrust Banks, Inc., 3.5%, 1/20/17	4,907,000	5,134,837
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,679,716
Svenska Handelsbanken AB, FRN, 0.697%, 3/21/16	1,000,000	1,003,755
Svenska Handelsbanken AB, FRN, 0.722%, 9/23/16	4,500,000	4,516,803
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	11,035,141
Synchrony Financial, 1.875%, 8/15/17	2,830,000	2,842,237
UBS AG, FRN, 0.613%, 8/14/17	6,250,000	6,254,656
Union Bank, 3%, 6/06/16	1,910,000	1,962,470

		$136,966,939
Pharmaceuticals - 2.2%
AbbVie, Inc., FRN, 1.015%, 11/06/15	$4,440,000	$4,454,723
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,637,577
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	4,000,000	4,033,892
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,499,670
Celgene Corp., 2.45%, 10/15/15	5,312,000	5,373,327
Mylan, Inc., 1.8%, 6/24/16	2,710,000	2,729,135
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,783,070
Sanofi, 1.25%, 4/10/18	5,060,000	5,065,075
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	2,240,000	2,247,217

		$32,823,686
Printing & Publishing - 0.2%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,533,414

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,867,776

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$1,686,000	$1,709,236
Ventas Realty LP, REIT, 1.55%, 9/26/16	2,160,000	2,176,137

		$3,885,373
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,005,870
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,875,831

		$4,881,701
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,935,000	$1,939,282
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	2,730,000	2,744,234

		$4,683,516

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.7%
Dollar General Corp., 1.875%, 4/15/18	$660,000	$652,445
Target Corp., 2.3%, 6/26/19	4,110,000	4,235,762
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	2,980,234
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,084,091

		$9,952,532
Specialty Chemicals - 0.2%
Ecolab, Inc., 1%, 8/09/15	$2,520,000	$2,525,002

Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$1,900,000	$1,923,351

Supranational - 0.8%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$4,500,000	$4,515,489
Corporacion Andina de Fomento, FRN, 0.803%, 1/29/18	1,190,000	1,195,968
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,867,978

		$12,579,435
Telecommunications - Wireless - 0.8%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,593,763
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	2,840,000	2,826,257
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	2,730,000	2,758,938
SBA Tower Trust, 2.898%, 10/15/19 (n)	4,150,000	4,224,057

		$11,403,015
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$3,070,000	$3,357,226

Tobacco - 0.7%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$2,820,000	$2,824,952
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	2,206,000	2,223,348
Lorillard Tobacco Co., 3.5%, 8/04/16	2,590,000	2,672,800
Reynolds American, Inc., 1.05%, 10/30/15	2,650,000	2,651,587

		$10,372,687
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,481,059

U.S. Government Agencies and Equivalents - 0.8%
Government of Ukraine, 1.844%, 5/16/19	$1,226,000	$1,243,225
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,626,954
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,339,141
Small Business Administration, 5.1%, 1/01/16	128,976	131,132
Small Business Administration, 5.46%, 3/01/16	177,198	180,130
Small Business Administration, 5.68%, 5/01/16	137,028	139,802
Small Business Administration, 5.94%, 7/01/16	43,343	44,445
Small Business Administration, 5.37%, 9/01/16	112,922	115,315

		$11,820,144
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes, 3.25%, 7/31/16	$30,000,000	$31,314,840
U.S. Treasury Notes, TIPS, 3%, 8/31/16	15,000,000	15,623,430

		$46,938,270

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 2.6%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,589,398
Dominion Resources, Inc., 2.5%, 12/01/19	7,000,000	7,175,910
Duke Energy Corp., 3.35%, 4/01/15	960,000	964,426
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,424,182
Duke Energy Corp., FRN, 0.636%, 4/03/17	1,800,000	1,802,248
Duke Energy Indiana, Inc., FRN, 0.602%, 7/11/16	1,760,000	1,761,561
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	748,332
Eversource Energy, 1.6%, 1/15/18	2,370,000	2,375,520
NextEra Energy Capital Co., 1.2%, 6/01/15	3,610,000	3,617,451
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	950,000	953,646
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,442,388
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,855,115
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,647,038
Southern Co., 2.375%, 9/15/15	2,530,000	2,557,650
Southern Co., 2.45%, 9/01/18	2,700,000	2,795,577

		$39,710,442
Total Bonds		$1,499,743,676

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	543	$543
Total Investments		$1,499,744,219

Other Assets, Less Liabilities - 0.7%		11,198,068
Net Assets - 100.0%		$1,510,942,287

(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $455,806,644 representing 30.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.482%, 1/18/21	6/24/14	$2,249,951	$2,251,325
Bayview Commercial Asset Trust, FRN, 0.478%, 8/25/35	6/09/05	781,520	711,089
Bayview Commercial Asset Trust, FRN, 0.438%, 4/25/36	2/23/06	686,876	603,470
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	259,280	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	805,995	477,801
Commercial Mortgage Asset Trust, FRN, 0.505%, 1/17/32	8/25/03	15,686	12,905
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17	1/22/15	5,139,988	5,140,360
Morgan Stanley Capital I, Inc., FRN, 1.587%, 3/15/31	6/10/03	9,574	12
Total Restricted Securities			$9,196,962
% of Net assets			0.6%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$58,758,414	$—	$58,758,414
Non-U.S. Sovereign Debt	—	96,996,748	—	96,996,748
Municipal Bonds	—	7,107,514	—	7,107,514
U.S. Corporate Bonds	—	659,775,220	—	659,775,220
Residential Mortgage-Backed Securities	—	42,562,318	—	42,562,318
Commercial Mortgage-Backed Securities	—	13,131,631	—	13,131,631
Asset-Backed Securities (including CDOs)	—	167,282,915	—	167,282,915
Foreign Bonds	—	454,128,916	—	454,128,916
Mutual Funds	543	—	—	543
Total Investments	$543	$1,499,743,676	$—	$1,499,744,219

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,500,101,132
Gross unrealized appreciation	11,746,685
Gross unrealized depreciation	(12,103,598)
Net unrealized appreciation (depreciation)	$(356,913)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,030,122	396,914,480	(429,944,059)	543

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,587	$543

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	63.2%
United Kingdom	4.7%
France	4.6%
Australia	3.6%
Canada	3.3%
Netherlands	3.3%
Japan	3.2%
Sweden	2.9%
Germany	2.4%
Other Countries	8.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

15

QUARTERLY REPORT

January 31, 2015

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.2%
Alabama - 1.2%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 6/01/15	$1,000,000	$1,012,386
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	2,335,000	2,633,273
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,965,609
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,105,770
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,817,424
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 9/01/15	230,000	235,842
Alabama Public School & College Authority, “A”, 5%, 5/01/15	2,000,000	2,024,740
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,640,499
Birmingham, AL, Waterworks Board Water Rev., 3%, 7/01/15	3,730,000	3,771,552
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,017,520
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,906,654

		$20,131,269
Alaska - 0.3%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	$4,000,000	$4,678,880

Arizona - 1.4%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$324,462
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.87%, 2/01/48 (Put Date 2/05/20)	3,000,000	3,087,060
Chandler, AZ, 5%, 7/01/22	1,000,000	1,143,940
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 5/01/29 (Put Date 5/30/18)	5,000,000	4,985,950
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, FRN, 0.45%, 6/01/34 (Put Date 11/17/15)	2,105,000	2,104,768
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,581,854
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 10/01/20	3,275,000	3,837,056
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	421,000
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	404,156
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	575,909
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,135,150
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 0.625%, 3/01/28 (Put Date 3/02/15)	1,250,000	1,250,213

		$22,851,518
Arkansas - 0.8%
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/20	$355,000	$405,396
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/21	465,000	536,350
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/22	380,000	441,712
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	5,000,000	6,137,650
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,388,645
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/22	300,000	362,325
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/23	1,665,000	2,023,658

		$13,295,736
California - 10.5%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	$3,510,000	$4,006,349
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,397,050
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,156,070
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,473,813
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.82%, 10/01/15	1,565,000	1,565,939
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,469,019
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/17	250,000	270,118
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/18	400,000	440,612
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/19	600,000	670,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/22	$500,000	$604,370
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	611,550
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	570,000	605,192
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,202,102
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,255,010
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	2,400,000	2,894,640
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,227,195
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 8/01/21	10,000	10,166
California Infrastructure & Economic Development Bank Rev., “A”, ETM, 4%, 2/01/15	1,260,000	1,260,139
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	727,201
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	147,740
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,330,591
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, FRN, 0.7%, 11/01/38 (Put Date 5/01/15)	5,000,000	5,000,300
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 4/01/25 (Put Date 4/01/15)	2,000,000	2,005,240
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/15	1,000,000	1,029,260
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	4,082,995
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	463,518
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/18	485,000	559,433
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,316,900
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 11/01/15	1,000,000	1,029,260
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,308,100
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,651,140
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,640,000	1,695,498
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,105,000	1,137,399
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	126,038
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,520,825
Concord, CA, Redevelopment Agency (Successor Agency Tax Allocation), BAM, 4%, 3/01/16	1,270,000	1,320,305
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.484%, 3/01/34 (Put Date 12/12/15)	2,500,000	2,501,975
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 9/01/15	530,000	534,643
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	626,284
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	437,612
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.34%, 6/01/38 (Put Date 7/08/15)	1,060,000	1,059,767
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/22	350,000	433,139
Hollister, CA, Redevelopment Agency Successor (Hollister Community Development Project), BAM, 5%, 10/01/23	1,290,000	1,604,141
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	549,314
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	650,496
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	568,764
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	594,665
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	252,355
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	614,782
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	359,836
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,080,734
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	572,890
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,264,259
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,270,936
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	340,000	346,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	$845,000	$858,317
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	6,080,300
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22	1,000,000	1,070,910
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/19	450,000	523,881
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/21	1,100,000	1,327,282
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/22	575,000	699,907
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,183,440
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/17	350,000	380,188
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,498,657
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	347,879
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,626,140
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	2,705,000	2,758,478
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 5/01/15	3,170,000	3,168,383
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/21	750,000	891,615
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/22	800,000	960,080
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,442,268
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,218,460
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/21	285,000	344,545
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/22	215,000	262,156
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/23	250,000	306,535
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,197,445
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,327,346
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	1,300,000	1,450,826
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,123,328
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	897,128
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,445,964
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	1,500,000	1,831,950
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,358,797
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	592,050
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 7/01/15	400,000	404,880
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, FRN, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,883,832
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	2,500,000	2,528,725
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, FRN, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,165,211
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,191,050
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment), 5%, 8/01/17	300,000	329,586
San Francisco, CA, Redevelopment Successor Agency Tax Allocation (Mission Bay South Redevelopment) , 4%, 8/01/15	420,000	427,778
San Jose, CA, Airport Rev., “A”, 5%, 3/01/22	1,285,000	1,545,457
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,191,730
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/16	820,000	864,157
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/17	575,000	635,944
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/18	600,000	683,100
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/19	625,000	727,613
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/20	985,000	1,164,979
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/21	1,350,000	1,619,298
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,172,120
State of California, 5%, 4/01/17	7,000,000	7,681,240
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,289,500

		$171,576,020
Colorado - 0.7%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,570,000	$2,853,111
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	104,956
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	169,741
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	175,000	178,000
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	1,460,000	1,537,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	$300,000	$322,635
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	310,000	340,442
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	602,269
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,079,930
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,361,025
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	345,171
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	524,361
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,830,015

		$11,248,890
Connecticut - 0.7%
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 5/01/31 (Put Date 4/01/15)	$2,000,000	$2,003,660
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “T-2”, 0.6%, 7/01/29 (Put Date 2/01/17)	10,000,000	10,002,200

		$12,005,860
Florida - 4.6%
Broward County, FL, Airport System Rev., “Q-1”, 3%, 10/01/15	$550,000	$560,390
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/15	1,000,000	1,032,260
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	150,000	158,819
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	914,090
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	271,533
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	700,000	778,764
Citizens Property Insurance Corp., FL, “A-1”, 5%, 6/01/15	5,000,000	5,081,700
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 4/01/39 (Put Date 6/02/15)	2,500,000	2,507,650
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,631,720
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,694,434
Florida Department Management Services Rev. “A”, AGM, 5.25%, 9/01/15	1,875,000	1,930,313
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,505,062
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	701,640
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19	275,000	232,909
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23	215,000	143,586
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24	150,000	94,281
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,762,462
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,575,106
Florida State Board of Education, Lottery Rev., “A”, 5%, 7/01/18	14,780,000	16,869,596
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/16	200,000	211,664
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/17	125,000	135,234
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 4%, 11/15/18	100,000	109,859
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/19	150,000	173,826
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/20	300,000	352,029
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/21	200,000	236,096
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/23	400,000	476,780
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/24	400,000	477,544
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,258,520
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,167,988
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,054,868
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	432,550
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	1,500,000	1,658,280
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	1,600,000	1,746,688
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	2,035,328
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,168,629
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,160,724
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/20	600,000	700,224
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/21	1,200,000	1,412,340

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/15	$1,135,000	$1,160,311
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,076,000
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/15	400,000	408,336
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	408,221
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	928,334
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	321,323
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	277,060
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	570,185
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	223,742
Tampa, FL, Solid Waste System Rev., 5%, 10/01/21	1,000,000	1,190,200
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,524,400

		$74,503,598
Georgia - 2.5%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,248,700
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	786,177
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	473,028
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle), 5th Series, 1.8%, 10/01/32 (Put Date 4/03/18)	2,500,000	2,539,825
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,211,960
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,656,645
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,861,400
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	6,087,004
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, 0.97%, 8/15/35 (Put Date 2/18/20)	2,500,000	2,503,275
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/15	190,000	190,961
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	1,340,000	1,398,705
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,113,510
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,135,000	9,605,808
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/20	500,000	591,810
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,125,865
Gwinnett County, GA, School District, 5%, 2/01/21	790,000	965,230
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), FRN, 2%, 7/01/25 (Put Date 6/13/19)	1,035,000	1,071,442

		$41,431,345
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$1,024,868
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,192,482
Guam International Airport Authority Rev., “C”, 4%, 10/01/15	500,000	512,360
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	271,358
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	460,635
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,810,830

		$5,272,533
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,894,230

Illinois - 5.5%
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	$5,375,000	$5,396,769
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	5,640,000	5,662,786
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 1/01/16	7,460,000	7,704,091
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/21	3,375,000	3,892,016
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/22	1,500,000	1,732,770
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	517,540
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, FRN, 1.1%, 7/01/36 (Put Date 2/15/18)	2,000,000	2,007,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev., 5%, 7/01/17	$930,000	$1,027,427
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 10/01/20	3,335,000	3,941,670
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 5/15/15	300,000	300,888
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	379,886
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	959,787
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,445,956
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	1,029,860
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,016,880
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,045,540
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 5/15/15	2,195,000	2,222,064
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,484,200
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 4/01/15	1,000,000	1,005,710
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	627,410
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21	1,315,000	1,562,654
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 3/01/15	900,000	903,726
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/17	70,000	77,333
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,350,865
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	1,200,000	1,348,848
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,159,220
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	355,000	424,718
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,752,474
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	6,000,000	6,917,640
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 1/01/21	7,445,000	6,490,998
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,739,187
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/15	410,000	415,191
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	410,416
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	641,595
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	542,910
State of Illinois, AGM, 5%, 1/01/16	2,750,000	2,860,770
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,480,563

		$90,479,398
Indiana - 2.5%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$289,032
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,477,940
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,196,110
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 1/01/16	1,000,000	1,040,970
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,185,780
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	6,195,000	6,669,847
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	3,700,000	4,035,886
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	393,796
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	5,000,000	5,288,050
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,580,000	1,628,806
Indiana University Rev., “A”, 5%, 6/01/20	1,000,000	1,202,960
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	552,054
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	554,967
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,932,431
Rockport, IN, Pollution Control Rev. (Indiana Michigan Power Company Project), “A”, 1.75%, 6/01/25 (Put Date 6/01/18)	2,000,000	2,025,440
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,253,230
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,054,580
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,758,330
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), FRN, 1.85%, 6/01/44 (Put Date 10/01/19)	5,000,000	5,059,850

		$40,600,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.4%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	$3,000,000	$3,292,170
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,710,000	3,917,686

		$7,209,856
Kansas - 0.4%
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	$3,650,000	$3,870,278
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	2,975,000	2,136,615
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,170,010

		$7,176,903
Kentucky - 1.4%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,129,700
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,114,520
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,956,400
Kentucky Public Transportation Infrastructure Authority Rev. (Downtown Crossing Project), Subordinate Toll Rev., “A”, 5%, 7/01/17	4,465,000	4,890,827
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	4,000,000	4,266,680
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	1,992,200
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,738,178

		$23,088,505
Louisiana - 1.6%
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Company Project), 1.6%, 1/01/19	$2,500,000	$2,516,700
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,871,834
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 11/01/15	2,000,000	2,036,140
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	397,153
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	504,525
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	304,750
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,599,884
New Orleans, LA, 5%, 12/01/19	4,000,000	4,620,920
New Orleans, LA, Sewerage Service Rev., 4%, 6/01/16	1,000,000	1,044,760
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/17	500,000	546,850
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/18	500,000	562,205
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/19	500,000	575,955
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/20	550,000	646,272
New Orleans, LA, Water Rev., 5%, 12/01/17	1,000,000	1,106,310
New Orleans, LA, Water Rev., 5%, 12/01/18	400,000	454,016
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	811,489
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,764,599

		$26,364,362
Maine - 0.9%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$477,910
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	221,696
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	354,399
State of Maine, “B”, 5%, 6/01/20	10,605,000	12,763,542

		$13,817,547
Maryland - 2.7%
Baltimore County, MD, Consolidated Public Improvement Rev., “B”, 5%, 8/01/23	$5,800,000	$7,383,922
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	1,575,000	1,658,853
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/36	4,250,000	4,665,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - continued
State of Maryland, “B”, 5%, 3/15/17	$10,000,000	$10,961,100
State of Maryland, “B”, 4.5%, 8/01/17	10,000,000	10,987,400
State of Maryland, “C”, 4%, 11/01/15	1,000,000	1,029,210
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,248,960
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,765,220

		$44,700,103
Massachusetts - 4.4%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/15	$1,750,000	$1,763,808
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	1,770,000	1,923,742
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/16	1,000,000	1,004,190
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 3/01/22 (Prerefunded 3/01/15)	2,500,000	2,510,475
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 9/01/22 (Prerefunded 9/01/15)	5,000,000	5,141,400
Commonwealth of Massachusetts Consolidated Loan, “D”, 0.45%, 1/01/18	1,500,000	1,503,975
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,611,941
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,084,040
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/19	5,000,000	5,758,450
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 7/01/35 (Put Date 1/14/16)	2,000,000	2,051,660
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,649,865
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,822,558
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,085,920
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	1,160,000	1,234,228
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	264,625
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	2,800,000	3,046,792
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,384,620
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	5,024,976
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 7/01/39 (Put Date 7/01/15)	1,000,000	1,019,300
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	1,115,000	1,185,245
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	8,405,000	10,493,811
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,357,652
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,553,795

		$71,477,068
Michigan - 4.5%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,959,778
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,180,540
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,963,059
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	759,142
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	98,263
Michigan Finance Authority Rev. (City of Detroit), 2.85%, 8/20/15	1,610,000	1,619,676
Michigan Finance Authority Rev. (School District of the City of Detroit), 5.5%, 6/01/21	3,365,000	3,902,660
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 1/01/16	4,600,000	4,807,966
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,550,430
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,330,750
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-6”, 5%, 7/01/16	3,500,000	3,696,280
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/19	1,000,000	1,125,820
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/20	1,500,000	1,707,270
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/21	1,000,000	1,161,910
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/20	1,500,000	1,743,825
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/21	3,500,000	4,105,430
Michigan Finance Authority, Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/22	1,500,000	1,826,565
Michigan Hospital Finance Authority Rev. (Ascension Health Senior Credit Group), “F-3”, 1.4%, 11/15/47 (Put Date 6/29/18)	6,000,000	6,072,540
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 10/15/18	5,045,000	5,110,181
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,203,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	$3,720,000	$4,084,560
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,970,548
State of Michigan, 5%, 11/15/18	1,000,000	1,154,620
State of Michigan, 5%, 11/15/19	1,000,000	1,185,400

		$73,320,463
Minnesota - 2.4%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/20	$1,750,000	$2,035,793
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/21	2,000,000	2,354,120
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/22	1,505,000	1,795,390
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	9,215,000	10,754,458
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	6,162,900
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,242,940
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,913,066
State of Minnesota, Trunk Highway Bonds, General Obligation, “B”, 5%, 8/01/15	10,000,000	10,245,600

		$39,504,267
Mississippi - 0.4%
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 3/01/15	$1,490,000	$1,495,960
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 6/01/15	2,330,000	2,358,379
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 8/01/15	1,000,000	1,017,840
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	1,685,000	2,026,297

		$6,898,476
Missouri - 1.2%
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	$2,000,000	$2,029,960
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	326,920
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	701,051
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	741,994
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 2%, 10/01/15	200,000	202,110
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	592,052
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	659,982
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	550,000	648,615
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	369,760
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	433,276
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	444,548
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	510,012
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 5/01/15	3,000,000	3,037,260
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	80,000	82,744
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,435,000	1,587,311
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,513,080
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,942,050

		$19,822,725
Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,696,187
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,946,852
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	2,000,000	2,312,360
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	1,605,000	1,674,994
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18 (Prerefunded 1/01/16)	575,000	600,340
Nebraska Public Power District Rev., “C”, NATL, 5%, 1/01/18	5,360,000	5,595,679

		$14,826,412

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,133,199
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,175,635
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,806,700

		$8,115,534
New Hampshire - 0.1%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 7/01/27 (Put Date 7/01/15)	$1,960,000	$1,984,539

New Jersey - 3.1%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/16	$500,000	$524,110
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/18	1,000,000	1,105,350
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/20	1,000,000	1,119,650
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/21	2,465,000	2,770,586
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/24	1,000,000	1,178,770
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	1,085,000	1,085,163
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,461,400
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	583,665
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	349,092
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	500,047
New Jersey Economic Development Authority Rev., Cigarette Tax, ETM, 5.375%, 6/15/15	2,730,000	2,783,999
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	1,135,000	1,203,055
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,912,601
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,061,360
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 7/01/15	935,000	947,183
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	865,000	918,076
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	767,116
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,960,000	12,014,059
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,299,454
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	290,000	67,918
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,835,200
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	826,561
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,446,515
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	4,105,938

		$50,866,868
New Mexico - 1.7%
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 6/01/32 (Put Date 9/01/17)	$2,500,000	$2,528,975
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	2,000,000	2,150,060
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 4/01/29 (Put Date 4/01/15)	2,400,000	2,409,960
New Mexico Educational Assistance Foundation, “A-1”, 5%, 12/01/19	2,000,000	2,361,500
New Mexico Educational Assistance Foundation, “A-1”, 4%, 12/01/20	1,500,000	1,718,535
New Mexico Educational Assistance Foundation, “B”, 4%, 9/01/15	3,000,000	3,066,930
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,286,060
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, FRN, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,741,779

		$27,263,799
New York - 6.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 7/15/15	$1,075,000	$1,098,285
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/20	1,850,000	1,938,023
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	1,140,000	1,353,887
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	430,000	462,938
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	872,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	$1,000,000	$1,173,550
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 7/01/15	500,000	507,045
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,227,000
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 8/15/22	1,000,000	1,004,200
New York Dormitory Authority Rev. (Fordham University), 4%, 7/01/15	1,000,000	1,015,970
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,119,480
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,134,850
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/15	2,000,000	2,023,900
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,056,080
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,637,085
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/15	1,495,000	1,525,393
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, ETM, 5%, 7/01/15	5,000	5,102
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 3/15/15	2,500,000	2,504,725
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,186,613
New York Environmental Facilities Corp. Rev., 5%, 11/15/20	2,820,000	3,445,420
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	4,097,459
New York Environmental Facilities Corp. Rev., ETM, 5%, 11/15/20	5,000	6,087
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,170,000	1,174,376
New York Housing Finance Agency Affordable Housing Rev., “D”, 0.8%, 11/01/16	1,040,000	1,044,534
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,031,080
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	5,958,590
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,092,808
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,566,986
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	4,525,000	4,804,917
New York, NY, “B”, 5%, 8/01/17	7,120,000	7,881,698
New York, NY, “C”, 5%, 8/01/17	1,000,000	1,106,980
New York, NY, “J-4”, FRN, 0.57%, 8/01/25	1,035,000	1,034,141
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,677,700
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,450,925
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 11/01/16	4,000,000	4,320,760
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-A”, 0.75%, 11/01/16	2,240,000	2,241,232
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,089,024
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/18	3,555,000	3,873,315
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/19	2,205,000	2,476,854
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 4/01/36 (Put Date 7/01/15)	2,000,000	2,015,160
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,066,950
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	215,154
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	275,663
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	250,000	277,873
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,579,486
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,606,147
Port Authority of NY & NJ, (170th Series), 5%, 12/01/18	825,000	944,559
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,649,404
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,073,570
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	502,110
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 7/01/16	3,000,000	3,052,890
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 1/01/16	450,000	453,281

		$101,934,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
North Carolina - 1.2%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,170,770
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.76%, 12/01/33 (Put Date 12/01/17)	2,800,000	2,793,028
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 1/01/16	2,050,000	2,102,316
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	9,012,238
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	603,140
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,830,855
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	595,580

		$20,107,927
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/17	$1,335,000	$1,369,550
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 7/01/18	1,180,000	1,221,973

		$2,591,523
Ohio - 1.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,370,918
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	3,775,000	3,259,411
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	1,000,000	1,079,790
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/18	335,000	350,799
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 5/15/19	345,000	360,028
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 3%, 11/15/19	300,000	313,554
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 5/15/20	360,000	390,654
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 4%, 11/15/20	365,000	396,474
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/21	375,000	420,900
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/21	385,000	432,124
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/22	405,000	450,619
Columbus, OH, 5%, 7/01/22	2,350,000	2,935,808
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,520,640
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,645,305
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,823,760
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,431,780

		$31,182,564
Oklahoma - 0.2%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,596,475
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,163,690

		$3,760,165
Oregon - 0.9%
Lake Oswego, OR , 4%, 6/01/19	$1,195,000	$1,352,262
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,107,886
Lake Oswego, OR , 4%, 6/01/21	2,330,000	2,716,594
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	785,000	890,575
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	5,000,000	5,665,200
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,146,360

		$13,878,877
Pennsylvania - 4.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$504,502
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.876%, 2/01/21	1,875,000	1,875,863
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,199,120
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 11/01/15	1,000,000	1,035,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/17	$1,000,000	$1,108,960
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/18	1,000,000	1,137,140
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/19	500,000	578,540
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 7/01/17	1,465,000	1,585,159
Cambria County, PA, BAM, 4%, 8/01/19	2,345,000	2,580,673
Cambria County, PA, BAM, 5%, 8/01/20	1,555,000	1,811,699
Clairton, PA, Municipal Authority, “B”, 4%, 12/01/15	375,000	384,184
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), “C-1, 1.05%, 5/01/16	2,500,000	2,502,875
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,175,540
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,568,032
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,711,080
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,453,382
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/17	425,000	449,705
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/19	445,000	498,382
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/20	500,000	567,215
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	1,500,000	1,595,910
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,890,332
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	263,760
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	471,342
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/18	305,000	348,835
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/19	250,000	293,518
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 1/01/18	1,230,000	1,379,187
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,850,937
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/21	300,000	355,218
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/22	320,000	380,557
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/24	700,000	842,744
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/25	265,000	319,036
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	1,089,341
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	1,093,781
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	821,415
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,364,399
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,410,894
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 12/01/33 (Put Date 12/01/15)	2,000,000	2,023,900
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 12/01/38 (Put Date 9/01/15)	3,000,000	3,033,540
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	405,000	412,525
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,105,050
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	1,770,000	1,846,322
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 7/01/23	1,060,000	1,081,147
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	277,005
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,509,029
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	1,000,000	1,094,290
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	868,742
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,074,566
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 4/01/15	500,000	502,375
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	364,749
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	535,015
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 7/01/16	2,000,000	2,128,020
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,344,164
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 4/15/15	1,000,000	1,005,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 4/15/15	$730,000	$737,037
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	399,945
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,848,920
Pittsburgh, PA, “N”, AGM, 5.25%, 9/01/15	1,000,000	1,029,830
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,490,278

		$72,210,716
Puerto Rico - 0.4%
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	$215,000	$219,997
Puerto Rico Electric Power Authority Rev., NATL, 5%, 7/01/19	465,000	477,960
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	335,000	315,761
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,430,000	1,332,245
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	115,091
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	93,926
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	40,951
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	40,000	39,968
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	101,580
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	165,000	166,865
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	1,365,000	1,352,674
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	340,116
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	220,000	218,460
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	101,582
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	360,802
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	274,896
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/22	1,450,000	1,382,271

		$6,935,145
Rhode Island - 1.3%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$785,018
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,512,489
Providence, RI, “A”, 4%, 7/15/19	400,000	440,676
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,868,263
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,163,130
Rhode Island Health & Educational Building Corp Rev., “A”, 5%, 5/15/19	2,000,000	2,275,200
Rhode Island Health & Educational Building Corp. Rev, “A”, 5%, 5/15/21	2,240,000	2,608,682
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 12/01/15	500,000	514,160
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	500,000	535,430
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,242,688
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,676,200
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,284,920

		$21,906,856
South Carolina - 0.9%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,733,000
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	719,605
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	556,570
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,900,814
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	750,000	838,635
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,545,000	5,000,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - continued
Richland County, SC, School District No. 1, 4%, 3/01/19	$1,270,000	$1,431,798

		$15,181,331
Tennessee - 2.0%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,803,418
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,121,500
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	920,000	1,059,527
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	862,798
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	2,046,794
Memphis, TN, Electric System Rev., 3%, 12/01/19	750,000	819,015
Memphis, TN, Electric System Rev., 4%, 12/01/20	350,000	403,130
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,338,280
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	9,159,600
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	1,350,000	1,410,669
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 7/01/15	1,500,000	1,522,920
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	1,000,000	1,086,450
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	1,100,000	1,252,658
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,147,020

		$32,033,779
Texas - 7.3%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,485,197
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,058,260
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,247,600
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2/15/20	1,000,000	816,990
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,999,405
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/16	750,000	782,730
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	489,222
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	2,800,000	2,775,612
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	787,988
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,141,060
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/15	300,000	308,787
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	6,003,881
Dallas, TX, 5%, 2/15/22	5,045,000	6,231,231
Dallas, TX, Independent School District, PSF, 4%, 2/15/15	2,000,000	2,003,280
Dallas, TX, Independent School District, PSF, 5%, 2/15/15	2,500,000	2,505,150
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	905,282
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,064,690
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	715,845
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	594,599
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 8/15/21	2,865,000	2,236,534
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,505,862
Grand Parkway Transportation Corp, TX, System Subordinate Tier Toll Rev., Refunding & Anticipation Notes, “A”, 3%, 12/15/16	6,000,000	6,279,540
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	360,000	378,155
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	431,228
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	474,299
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	807,945
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	536,519
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	686,178
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/19	1,000,000	1,156,210
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/20	575,000	675,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/21	$1,000,000	$1,183,860
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,178,390
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	240,000	260,126
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,086,188
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	938,952
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	998,879
Houston, TX, Independent School District, AGM, 5%, 7/15/15	1,120,000	1,144,875
Klein, TX, Independent School District, “A”, PSF, 5%, 8/01/21	1,000,000	1,137,600
Leander, TX, Independent School District, School Refunding, “A”, PSF, 5%, 8/15/16	6,145,000	6,591,680
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,863,700
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,605,000	5,644,067
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), FRN, 0.4%, 1/01/26 (Put Date 5/01/15)	5,475,000	5,475,000
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/18	100,000	108,065
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/19	300,000	327,657
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/21	400,000	442,908
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24	1,000,000	1,090,440
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,090,920
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,340,875
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,179,655
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	527,755
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/18	500,000	566,155
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,400,619
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	990,000	1,104,454
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	544,480
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/18	5,280,000	5,429,266
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,768,700
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/22	400,000	481,304
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/23	500,000	606,110
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/24	1,000,000	1,222,840
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21	1,000,000	1,066,600

		$118,886,685
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	$3,625,000	$4,168,496
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	3,595,000	4,141,081
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, 3%, 10/01/15	1,750,000	1,773,573

		$10,083,150
Utah - 0.7%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$846,975
State of Utah, “C”, 5%, 7/01/15	3,000,000	3,061,500
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 4/01/18	1,090,000	1,098,993
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,594,750

		$10,602,218
Vermont - 0.0%
Burlington, VT, Airport Rev., “A”, AGM, 4%, 7/01/15	$125,000	$126,778
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/17	220,000	239,655
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/19	100,000	113,808
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	129,648

		$609,889

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - 3.4%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$574,930
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,729,108
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,606,759
Fairfax County, VA, Public Improvement Rev., “A”, 4%, 10/01/16	21,060,000	22,341,922
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (Virginia Electric and Power Company), “C”, 0.7%, 11/01/35 (Put Date 12/01/16)	2,000,000	2,000,140
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,668,356
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,646,771
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 7/01/15	295,000	299,522
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,337,750
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,145,710
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,208,373
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/20	1,150,000	1,348,985
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/21	1,000,000	1,188,650
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/22	750,000	898,020
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	990,000	1,112,126
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 1.875%, 5/01/33 (Put Date 5/16/19)	2,300,000	2,358,719

		$55,465,841
Washington - 5.6%
Energy Northwest, WA, Wind Project Rev., 4%, 7/01/15	$1,000,000	$1,015,920
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/18	1,400,000	1,591,324
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/19	2,025,000	2,359,976
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/20	2,230,000	2,651,425
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/21	2,455,000	2,959,822
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/22	2,000,000	2,436,460
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/23	1,500,000	1,841,895
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	4,072,263
Port of Seattle, WA, Rev., “B”, 3%, 8/01/15	2,285,000	2,317,744
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	804,160
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,374,597
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	1,740,000	2,080,762
Seattle, WA, 5%, 5/01/16	3,780,000	4,007,405
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,509,520
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	891,933
State of Washington, 5%, 7/01/15	3,540,000	3,612,712
State of Washington, 5%, 7/01/25	4,770,000	6,069,014
State of Washington, “A”, AGM, 5%, 7/01/19 (Prerefunded 7/01/15)	9,025,000	9,208,839
State of Washington, Various Purposes, “R-A”, 5%, 7/01/15	3,000,000	3,061,620
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 7/01/15	1,900,000	1,938,266
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,210,380
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,059,870
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,331,933
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/15	5,575,000	5,575,892
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,922,150
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/20	7,070,000	8,416,340
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,979,165
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,500,974

		$90,802,361
West Virginia - 0.6%
Mason County, WV, Pollution Control Rev. (Appalachian Power Company Project), “L”, FRN, 1.625%, 10/01/22 (Put Date 10/01/18)	$6,000,000	$6,043,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
West Virginia - continued
West Virginia Housing Development Fund, “B”, 2%, 5/01/15	$1,085,000	$1,089,503
West Virginia Housing Development Fund, “B”, 2.1%, 11/01/15	1,750,000	1,774,465

		$8,907,648
Wisconsin - 2.1%
Wisconsin General Obligation, “A”, 5%, 5/01/18	$10,100,000	$11,501,375
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43	5,000,000	6,017,650
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	6,000,000	7,061,700
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, FRN, 1.25%, 8/15/25 (Put Date 8/15/17)	1,810,000	1,828,969
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	800,000	949,768
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,601,430
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	250,000	253,448
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	3,835,000	4,325,381

		$33,539,721
Total Municipal Bonds		$1,606,027,266

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	39,768,150	$39,768,150
Total Investments		$1,645,795,416

Other Assets, Less Liabilities - (0.6)%		(10,366,116)
Net Assets - 100.0%		$1,635,429,300

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,606,027,266	$—	$1,606,027,266
Mutual Funds	39,768,150	—	—	39,768,150
Total Investments	$39,768,150	$1,606,027,266	$—	$1,645,795,416

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,591,215,921
Gross unrealized appreciation	55,367,823
Gross unrealized depreciation	(788,328)
Net unrealized appreciation (depreciation)	$54,579,495

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,945,371	265,766,649	(238,943,870)	39,768,150

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,273	$39,768,150

QUARTERLY REPORT

January 31, 2015

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.1%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$2,595,000	$2,606,353

Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$2,415,000	$2,415,000

Asset-Backed & Securitized - 12.3%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	$7,097,823	$7,093,912
Anthracite Ltd., CDO III, 6.077%, 3/23/39 (a)(p)(z)	6,339,837	126,543
ARI Fleet Lease Trust, “A”, FRN, 0.717%, 3/15/20 (n)	1,332,826	1,331,322
ARI Fleet Lease Trust, “A”, FRN, 0.466%, 1/15/21 (n)	2,376,627	2,371,336
Babson Ltd., CLO, FRN, 1.357%, 4/20/25 (z)	9,464,922	9,295,254
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/43 (n)	9,482,898	10,106,844
Banc of America Commercial Mortgage, Inc., FRN, 5.622%, 4/24/49 (n)	2,193,253	2,370,459
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	6,339,268	6,780,627
Bayview Commercial Asset Trust, FRN, 0.478%, 8/25/35 (z)	399,815	363,783
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	10,032,721	8,089
Bayview Commercial Asset Trust, FRN, 0.438%, 4/25/36 (z)	324,971	285,510
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	9,604,878	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	15,773,676	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	7,709,533	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	17,248,184	2
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,093,228	1,096,813
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	673,021	690,810
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40 (z)	2,863,623	1,697,583
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35 (z)	94,549	94,549
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	4,987,265	4,931,159
Chesapeake Funding LLC, “A”, FRN, 0.918%, 11/07/23 (n)	2,554,123	2,559,688
Chesapeake Funding LLC, “A”, FRN, 0.621%, 1/07/25 (n)	12,940,982	12,930,357
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	21,251,642	22,496,648
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.226%, 7/15/44	400,000	409,724
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	12,940,000	13,577,567
CNH Wholesale Master Note Trust, “A”, FRN, 0.767%, 8/15/19 (n)	14,837,000	14,870,235
Commercial Mortgage Asset Trust, FRN, 0.505%, 1/17/32 (i)(z)	2,461,614	11,309
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	10,635,000	11,117,314
Countrywide Asset-Backed Certificates, FRN, 5.006%, 4/25/36	627,932	528,774
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 3/16/20 (n)	3,280,967	3,288,733
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.898%, 9/15/39	14,889,070	16,024,645
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.698%, 6/15/39	18,890,966	19,894,095
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.898%, 9/15/39	8,654,412	9,379,297
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,420,688	7,810,749
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	934,041	933,173
Credit-Based Asset Servicing & Securitization LLC, 4.198%, 12/25/35	986,575	977,446
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.103%, 1/25/37 (d)(q)	1,675,203	903,790
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.07%, 3/25/37 (d)(q)	2,047,634	1,255,509
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	7,060,231	7,683,600
CWCapital LLC, 5.223%, 8/15/48	5,691,015	5,995,735
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.61%, 1/15/25 (z)	10,838,110	10,747,612
Falcon Franchise Loan LLC, FRN, 4.312%, 1/05/23 (i)(z)	51,860	4,154
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25 (i)(z)	445,993	107,038
First Union National Bank Commercial Mortgage, FRN, 1.594%, 1/12/43 (i)(z)	601,858	622
First Union-Lehman Brothers Bank of America, FRN, 0.646%, 11/18/35 (i)	2,029,122	33,651
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.656%, 1/17/26 (z)	11,818,643	11,737,697

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	$5,871,000	$5,999,252
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	15,109,000	15,417,541
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,621,593
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	570,563	570,972
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	6,444,201	6,440,528
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	1,204,443	1,179,697
Goldman Sachs Mortgage Securities Corp., FRN, 5.796%, 8/10/45	21,549,015	23,415,203
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	13,871,121	14,549,100
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.468%, 1/15/19	3,963,000	3,962,548
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.721%, 12/10/27 (n)	8,018,747	8,021,514
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.571%, 4/10/28 (z)	9,576,000	9,567,975
IMPAC CMB Trust, FRN, 0.908%, 11/25/34	134,354	127,726
IMPAC CMB Trust, FRN, 1.088%, 11/25/34	67,177	62,648
IMPAC Secured Assets Corp., FRN, 0.518%, 5/25/36	466,419	451,369
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	5,035,892	5,367,772
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.795%, 6/15/49	12,893,961	13,079,427
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.94%, 2/15/51	1,137,051	1,139,047
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.795%, 6/15/49	9,433,747	10,158,212
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.46%, 7/15/42 (n)	4,180,000	998,184
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.699%, 2/12/49	2,662,741	2,862,819
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.795%, 6/15/49	20,102,684	21,213,538
Kingsland III Ltd., “A1”, CDO, FRN, 0.448%, 8/24/21 (n)	3,307,203	3,290,664
KKR Financial CLO Ltd., “C”, FRN, 1.682%, 5/15/21 (n)	7,811,290	7,754,971
LB Commercial Conduit Mortgage Trust, FRN, 1.441%, 10/15/35 (i)	1,172,493	45,575
Merrill Lynch Mortgage Investors, Inc., 4.671%, 2/25/37 (d)(q)	2,341,233	501,820
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	2,369,819	2,375,040
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 6/12/50	22,016,127	23,822,154
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	18,767,000	19,692,851
Morgan Stanley Capital I, Inc., FRN, 1.587%, 3/15/31 (i)(z)	200,482	9
Morgan Stanley Re-REMIC Trust, FRN, 5.796%, 8/15/45 (n)	17,036,082	18,395,885
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	6,181,000	6,187,558
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	12,865,000	12,907,776
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (d)(q)	1,039,307	1,060,189
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.377%, 10/25/36 (d)(q)	952,176	590,430
Preferred Term Securities XIX Ltd., CDO, FRN, 0.591%, 12/22/35 (z)	5,792,611	4,293,368
Race Point CLO Ltd., “A”, FRN, 1.482%, 2/20/25 (n)	10,945,000	10,795,568
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	11,612,846	11,539,743
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	5,997,274	4,884,144
Thornburg Mortgage Securities Trust, FRN, 0.848%, 4/25/43	17,053	16,663
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.518%, 7/22/19 (n)	8,621,000	8,599,956
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.943%, 2/15/51	10,636,740	11,397,831
Wachovia Bank Commercial Mortgage Trust, FRN, 5.721%, 6/15/49	21,096,007	22,709,915

		$542,992,536
Automotive - 0.8%
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	$5,608,000	$5,674,573
General Motors Co., 4.875%, 10/02/23	6,264,000	6,834,212
General Motors Co., 5.2%, 4/01/45	5,230,000	5,834,985
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	6,172,000	6,387,366
Lear Corp., 8.125%, 3/15/20	4,500,000	4,709,250
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	7,077,000	7,147,770

		$36,588,156
Biotechnology - 0.5%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$23,100,743

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.6%
Discovery Communications, Inc., 4.95%, 5/15/42	$5,225,000	$5,762,067
Grupo Televisa S.A.B., 5%, 5/13/45	6,275,000	6,653,257
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	3,585,000	4,312,138
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,632,769
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	4,852,980

		$25,213,211
Brokerage & Asset Managers - 0.1%
TD Ameritrade Holding Corp., 5.6%, 12/01/19	$5,512,000	$6,441,941

Building - 0.8%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$8,932,000	$9,557,240
CEMEX Finance LLC, 9.375%, 10/12/22	5,383,000	5,926,414
Martin Marietta Materials, Inc., 4.25%, 7/02/24	8,906,000	9,625,498
Mohawk Industries, Inc., 6.125%, 1/15/16	4,971,000	5,199,606
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,947,465
Owens Corning, Inc., 6.5%, 12/01/16	105,000	114,503

		$34,370,726
Business Services - 0.2%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,120,400
Tencent Holdings Ltd., 3.375%, 3/05/18	4,606,000	4,733,411

		$9,853,811
Cable TV - 1.2%
British Sky Broadcasting Group PLC, 2.625%, 9/16/19 (n)	$3,469,000	$3,530,072
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	5,370,000	5,651,925
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	4,260,000	4,318,575
Comcast Corp., 4.2%, 8/15/34	4,766,000	5,346,446
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,540,000	2,573,073
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	10,345,000	10,086,375
Time Warner Cable, Inc., 4.5%, 9/15/42	1,075,000	1,146,460
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	7,905,980
Videotron Ltd., 5%, 7/15/22	10,755,000	11,050,763

		$51,609,669
Chemicals - 1.5%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$9,376,000	$9,352,560
CF Industries Holdings, Inc., 7.125%, 5/01/20	7,265,000	8,801,758
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	4,448,135
Dow Chemical Co., 8.55%, 5/15/19	10,900,000	13,726,784
INEOS Finance PLC, 7.5%, 5/01/20 (n)	5,271,000	5,574,083
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,992,702
LyondellBasell Industries N.V., 6%, 11/15/21	290,000	343,759
LyondellBasell Industries N.V., 5.75%, 4/15/24	8,237,000	9,740,442
Tronox Finance LLC, 6.375%, 8/15/20	9,169,000	9,077,310

		$65,057,533
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/23	$5,810,000	$5,773,688

Computer Software - Systems - 0.0%
Seagate HDD Cayman, 3.75%, 11/15/18	$962,000	$998,075

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.8%
Mattel, Inc., 5.45%, 11/01/41	$5,998,000	$7,123,483
Newell Rubbermaid, Inc., 4%, 12/01/24	12,501,000	13,384,383
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	14,423,496

		$34,931,362
Consumer Services - 0.2%
ADT Corp., 6.25%, 10/15/21	$10,200,000	$10,808,838

Containers - 0.3%
Crown American LLC, 4.5%, 1/15/23	$11,100,000	$11,100,000

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,173,714

Emerging Market Quasi-Sovereign - 0.3%
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	$4,278,000	$3,477,757
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	13,000	12,802
Petroleos Mexicanos, 4.5%, 1/23/26 (z)	8,526,000	8,513,211

		$12,003,770
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,604,000	$1,783,107
Anadarko Petroleum Corp., 4.5%, 7/15/44	9,473,000	10,102,235
EQT Corp., 4.875%, 11/15/21	5,460,000	5,824,002
Southwestern Energy Co., 4.95%, 1/23/25	4,977,000	5,087,176

		$22,796,520
Energy - Integrated - 0.6%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$6,908,000	$7,104,097
BP Capital Markets PLC, 2.237%, 5/10/19	8,693,000	8,808,339
BP Capital Markets PLC, 2.521%, 1/15/20	1,902,000	1,938,855
Chevron Corp., 1.104%, 12/05/17	4,990,000	4,989,137
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	9,177,000	4,992,288

		$27,832,716
Entertainment - 0.4%
Carnival Corp., 3.95%, 10/15/20	$9,780,000	$10,500,757
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	6,965,000	7,052,063

		$17,552,820
Financial Institutions - 1.6%
CIT Group, Inc., 5.5%, 2/15/19 (n)	$8,895,000	$9,436,706
General Electric Capital Corp., 2.1%, 12/11/19	3,604,000	3,680,765
General Electric Capital Corp., 4.65%, 10/17/21	6,757,000	7,753,725
General Electric Capital Corp., 3.15%, 9/07/22	8,589,000	9,006,400
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,580,540
International Lease Finance Corp., 7.125%, 9/01/18 (n)	5,888,000	6,631,360
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	10,620,000	9,186,300
SLM Corp., 4.625%, 9/25/17	11,437,000	11,708,629
SLM Corp., 8%, 3/25/20	5,422,000	6,018,420

		$69,002,845
Food & Beverages - 1.7%
BRF S.A., 3.95%, 5/22/23 (n)	$7,821,000	$7,486,261
Embotelladora Andina S.A., 5%, 10/01/23 (n)	3,397,000	3,633,924
Kraft Foods Group, Inc., 5%, 6/04/42	9,699,000	10,960,297

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	$3,146,000	$3,539,769
Smithfield Foods, Inc., 6.625%, 8/15/22	9,195,000	9,746,700
Sysco Corp., 3.5%, 10/02/24	8,057,000	8,425,882
Tyson Foods, Inc., 6.6%, 4/01/16	8,949,000	9,525,620
Tyson Foods, Inc., 4.5%, 6/15/22	5,686,000	6,360,223
Tyson Foods, Inc., 3.95%, 8/15/24	3,378,000	3,627,975
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	12,487,000	13,111,750

		$76,418,401
Food & Drug Stores - 0.3%
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	$12,762,000	$13,495,241

Forest & Paper Products - 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,828,188
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	11,057,000	11,760,833
Packaging Corp. of America, 3.65%, 9/15/24	4,893,000	5,022,214

		$22,611,235
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$2,221,000	$2,538,370
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,907,522

		$9,445,892
Industrial - 0.2%
University of Notre Dame Du Lac, 3.438%, 2/15/45	$10,505,000	$10,942,596

Insurance - 1.4%
American International Group, Inc., 6.4%, 12/15/20	$12,214,000	$14,944,953
American International Group, Inc., 4.125%, 2/15/24	3,397,000	3,725,636
American International Group, Inc., 4.5%, 7/16/44	5,488,000	6,015,046
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,564,960
Genworth Holdings, Inc., 4.9%, 8/15/23	4,152,000	3,360,405
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	9,366,297
Unum Group, 7.125%, 9/30/16	2,220,000	2,428,176
Unum Group, 4%, 3/15/24	8,486,000	9,025,998
UnumProvident Corp., 6.85%, 11/15/15 (n)	5,819,000	6,083,631

		$61,515,102
Insurance - Health - 0.2%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,782,345

Insurance - Property & Casualty - 1.2%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,186,769
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	8,116,634
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,926,157
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,493,612
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,208,222
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	3,336,406
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	2,405,000	2,513,225
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	6,897,780

		$54,678,805
International Market Quasi-Sovereign - 0.6%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$9,265,000	$10,593,786
Statoil A.S.A., 2.45%, 1/17/23	3,936,000	3,933,280

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Statoil A.S.A., 3.7%, 3/01/24	$10,559,000	$11,466,113

		$25,993,179
Local Authorities - 0.4%
State of California (Build America Bonds), 7.625%, 3/01/40	$1,360,000	$2,186,010
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	17,113,561

		$19,299,571
Machinery & Tools - 0.2%
United Rentals North America, Inc., 7.375%, 5/15/20	$6,755,000	$7,270,069

Major Banks - 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,268,237
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	7,100,000	7,239,600
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,906,699
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,808,531
Bank of America Corp., 3.3%, 1/11/23	15,044,000	15,371,613
Bank of America Corp., 4.125%, 1/22/24	13,877,000	15,040,017
Bank of America Corp., FRN, 6.5%, 10/29/49	5,231,000	5,477,835
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	7,462,000	8,287,961
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,899,842
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	5,048,973
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,310,928
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	17,694,685
Goldman Sachs Group, Inc., 3.5%, 1/23/25	7,188,000	7,379,431
ING Bank N.V., 2%, 9/25/15 (n)	6,554,000	6,606,039
ING Bank N.V., 3.75%, 3/07/17 (n)	2,945,000	3,096,506
ING Bank N.V., 5.8%, 9/25/23 (n)	11,506,000	13,150,990
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,182,976
JPMorgan Chase & Co., 4.25%, 10/15/20	5,000,000	5,480,905
JPMorgan Chase & Co., 4.5%, 1/24/22	6,850,000	7,628,927
JPMorgan Chase & Co., 3.25%, 9/23/22	4,744,000	4,889,902
JPMorgan Chase & Co., 3.2%, 1/25/23	9,726,000	9,953,608
JPMorgan Chase & Co., 3.125%, 1/23/25	21,397,000	21,568,197
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49	5,137,000	5,494,982
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	4,250,000	4,525,179
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	6,749,000	7,144,809
Morgan Stanley, 5.75%, 10/18/16	7,752,000	8,315,439
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,512,351
Morgan Stanley, 5.5%, 7/28/21	20,255,000	23,540,179
Morgan Stanley, 3.7%, 10/23/24	3,847,000	4,052,672
Morgan Stanley, 4.3%, 1/27/45	2,874,000	3,013,165
PNC Bank N.A., 3.8%, 7/25/23	18,666,000	19,795,872
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	9,179,376
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,680,078
Royal Bank of Scotland PLC, 2.55%, 9/18/15	4,259,000	4,300,538
Royal Bank of Scotland PLC, 6%, 12/19/23	8,880,000	9,949,063
Wachovia Corp., 6.605%, 10/01/25	2,393,000	3,007,896
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	5,267,000	5,504,015

		$304,308,016
Medical & Health Technology & Services - 0.8%
Becton, Dickinson and Co., 4.685%, 12/15/44	$8,185,000	$9,277,943
Catholic Health Initiatives, 2.95%, 11/01/22	9,909,000	10,025,678
Express Scripts Holding Co., 2.65%, 2/15/17	6,827,000	7,016,627

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	$3,987,000	$4,069,515
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	3,458,000	3,607,600

		$33,997,363
Medical Equipment - 0.3%
Medtronic, Inc., 4.625%, 3/15/45 (n)	$10,024,000	$11,558,053

Metals & Mining - 1.5%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$5,766,000	$6,131,841
Barrick North America Finance LLC, 5.75%, 5/01/43	8,843,000	9,434,367
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	3,007,805
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,200,000	3,649,174
Kinross Gold Corp., 5.95%, 3/15/24	8,317,000	8,270,491
Plains Exploration & Production Co., 6.875%, 2/15/23	11,638,000	12,843,697
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	10,481,000	10,805,135
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	10,822,000	11,065,495

		$65,208,005
Midstream - 3.5%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$12,507,000	$12,807,123
DCP Midstream LLC, 3.875%, 3/15/23	3,064,000	2,905,986
El Paso Corp., 7.75%, 1/15/32	8,840,000	11,052,829
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	7,843,000	8,070,180
Energy Transfer Partners LP, 4.65%, 6/01/21	8,511,000	9,115,843
Energy Transfer Partners LP, 5.15%, 2/01/43	5,108,000	5,342,845
Enterprise Products Operating LLC, 3.9%, 2/15/24	10,366,000	10,942,629
Enterprise Products Operating LLC, 3.75%, 2/15/25	7,725,000	8,053,498
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	8,702,002
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	9,090,000	9,679,314
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	8,105,000	8,338,019
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	5,505,000	5,532,525
ONEOK Partners LP, 6.2%, 9/15/43	7,052,000	7,592,691
Plains All American Pipeline LP, 3.6%, 11/01/24	1,125,000	1,138,543
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	10,907,000	10,920,634
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	10,194,787
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,443,300
Sunoco Logistics Partners LP, 5.35%, 5/15/45	9,270,000	9,903,224
Williams Cos., Inc., 3.7%, 1/15/23	13,535,000	12,313,750
Williams Cos., Inc., 5.75%, 6/24/44	3,356,000	2,889,160

		$156,938,882
Mortgage-Backed - 18.8%
Fannie Mae, 3.5%, 7/01/43	$7,173,416	$7,585,754
Fannie Mae, 4.85%, 2/01/15	1,312,550	1,311,524
Fannie Mae, 4.869%, 4/01/15	1,103,937	1,101,421
Fannie Mae, 4.815%, 6/01/15	1,732,919	1,743,893
Fannie Mae, 4.53%, 8/01/15	1,073,401	1,085,049
Fannie Mae, 4.6%, 8/01/15	1,717,387	1,736,363
Fannie Mae, 4.78%, 8/01/15	2,363,185	2,390,397
Fannie Mae, 4.94%, 8/01/15	2,641,000	2,669,246
Fannie Mae, 4.89%, 10/01/15	345,599	351,035
Fannie Mae, 5.09%, 2/01/16	2,599,873	2,670,781
Fannie Mae, 5.138%, 2/01/16	430,858	440,618
Fannie Mae, 5.432%, 2/01/16	4,139,635	4,251,732
Fannie Mae, 5.732%, 7/01/16	1,887,859	1,990,393

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.93%, 9/01/16	$1,136,197	$1,191,445
Fannie Mae, 5.395%, 12/01/16	2,239,522	2,392,558
Fannie Mae, 5.5%, 12/01/16 - 8/01/38	33,703,377	37,629,181
Fannie Mae, 5.008%, 1/01/17	856,897	855,924
Fannie Mae, 5.28%, 3/01/17	2,530,943	2,681,566
Fannie Mae, 5.54%, 4/01/17	1,404,487	1,524,377
Fannie Mae, 5.478%, 6/01/17	1,054,834	1,134,874
Fannie Mae, 2.71%, 11/01/17	1,453,707	1,513,398
Fannie Mae, 5%, 2/01/18 - 6/01/40	24,692,728	27,280,311
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,641,898
Fannie Mae, 3.849%, 7/01/18	3,783,917	4,066,308
Fannie Mae, 2.578%, 9/25/18	11,000,000	11,392,799
Fannie Mae, 5.18%, 3/01/19	512,001	560,915
Fannie Mae, 4.88%, 3/01/20	644,130	703,270
Fannie Mae, 5.19%, 9/01/20	2,617,932	2,902,250
Fannie Mae, 4.45%, 1/01/21	7,560,791	8,552,267
Fannie Mae, 2.41%, 5/01/23	2,909,768	2,983,728
Fannie Mae, 2.55%, 5/01/23	1,504,259	1,557,141
Fannie Mae, 4.5%, 5/01/25	901,732	974,388
Fannie Mae, 3%, 3/01/27 - 4/01/27	15,332,065	16,161,595
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	245,574	290,436
Fannie Mae, 4.5%, 3/01/34 - 4/01/44	14,676,741	16,017,312
Fannie Mae, 6%, 5/01/34 - 10/01/38	12,491,694	14,213,591
Fannie Mae, 4%, 2/01/41	17,014,518	18,270,577
Fannie Mae, 3.5%, 11/01/41 - 1/01/42	11,458,024	12,220,166
Fannie Mae, 3.5%, 4/01/43	7,515,460	7,947,459
Fannie Mae, TBA, 4.5%, 9/01/43	41,357,000	44,883,652
Fannie Mae, TBA, 4%, 2/01/45 - 3/01/45	138,900,000	148,726,304
Federal Home Loan Bank, 3%, 5/01/43	3,654,349	3,796,765
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,628,407
Freddie Mac, 3.5%, 7/01/42	10,107,831	10,669,293
Freddie Mac, 1.655%, 11/25/16	6,270,432	6,350,562
Freddie Mac, 1.426%, 8/25/17	6,993,000	7,067,182
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	7,454,461	8,349,367
Freddie Mac, 3.882%, 11/25/17	8,787,000	9,388,040
Freddie Mac, 3.154%, 2/25/18	3,699,000	3,910,021
Freddie Mac, 5%, 5/01/18 - 4/01/40	8,229,033	9,111,809
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,795,161
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,229,956
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,618,308
Freddie Mac, 2.13%, 1/25/19	14,841,000	15,232,357
Freddie Mac, 2.456%, 8/25/19	9,000,000	9,341,343
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,498,608
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,302,548
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,392,532
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	7,555,869	8,143,731
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,367,514
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,948,994
Freddie Mac, 3.25%, 4/25/23	8,549,000	9,239,973
Freddie Mac, 3.06%, 7/25/23	5,785,000	6,175,568
Freddie Mac, 3.531%, 7/25/23	3,060,000	3,378,886
Freddie Mac, 3.458%, 8/25/23	17,774,000	19,516,670
Freddie Mac, 2.67%, 12/25/24	5,439,000	5,622,859
Freddie Mac, 4%, 7/01/25 - 11/01/43	28,147,714	30,138,549
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	2,393,823	2,607,031

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	$18,368,145	$19,476,108
Freddie Mac, 6%, 11/01/33 - 7/01/38	3,222,640	3,666,290
Freddie Mac, 3%, 4/01/43 - 5/01/43	5,052,275	5,247,236
Freddie Mac, TBA, 4%, 2/01/45 - 3/01/45	54,517,522	58,343,177
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	5,683,922	6,366,406
Ginnie Mae, 6%, 2/15/34 - 1/15/38	4,419,713	5,064,328
Ginnie Mae, 4.5%, 4/15/39 - 10/20/43	55,138,309	60,479,687
Ginnie Mae, 4%, 10/20/40 - 2/20/41	14,128,844	15,120,072
Ginnie Mae, 3.5%, 11/15/40 - 4/15/42	19,430,725	20,626,239

		$830,809,473
Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	$2,655,000	$3,898,177
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	5,310,000	7,724,776
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	2,565,000	2,582,262

		$14,205,215
Natural Gas - Distribution - 0.0%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$1,077,000	$1,114,364

Network & Telecom - 0.9%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	$6,726,000	$7,030,183
Verizon Communications, Inc., 6.55%, 9/15/43	25,245,000	34,101,956

		$41,132,139
Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$8,672,885	$6,218,459
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	11,361,000	11,352,638

		$17,571,097
Other Banks & Diversified Financials - 2.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	$4,209,000	$4,322,891
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	4,054,673
BPCE S.A., 4.5%, 3/15/25 (n)	8,201,000	8,381,660
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,297,092
Capital One Financial Corp., 6.15%, 9/01/16	6,690,000	7,186,485
Citigroup, Inc., 8.5%, 5/22/19	7,251,000	9,138,435
Discover Bank, 7%, 4/15/20	9,837,000	11,847,565
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	12,290,000	16,568,518
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	6,671,000	6,870,923
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,406,000	1,454,240
Macquarie Group Ltd., 6%, 1/14/20 (n)	6,932,000	7,935,241
Santander Holdings USA, Inc., 4.625%, 4/19/16	3,739,000	3,901,792
U.S. Bank NA Cincinnati, 2.8%, 1/27/25	4,031,000	4,115,304

		$90,074,819
Pharmaceuticals - 1.7%
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	$3,922,000	$4,173,741
Celgene Corp., 2.45%, 10/15/15	7,103,000	7,185,004
Celgene Corp., 1.9%, 8/15/17	7,253,000	7,355,514
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	27,617,000	30,149,120
Gilead Sciences, Inc., 2.35%, 2/01/20	1,158,000	1,192,910
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	9,968,487
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	7,674,000	7,706,315

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
VPII Escrow Corp., 6.75%, 8/15/18 (z)	$5,225,000	$5,558,094

		$73,289,185
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$1,162,000	$1,010,354
Teck Resources Ltd., 5.4%, 2/01/43	2,627,000	2,139,870

		$3,150,224
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 3/15/23	$1,366,000	$1,537,038

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,403,787

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$7,579,000	$7,919,388
HCP, Inc., REIT, 5.375%, 2/01/21	4,940,000	5,650,994

		$13,570,382
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,821,612
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,904,065

		$11,725,677
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,910,742

Real Estate - Retail - 0.6%
DDR Corp., REIT, 4.625%, 7/15/22	$4,107,000	$4,494,602
DDR Corp., REIT, 3.375%, 5/15/23	9,585,000	9,642,337
Kimco Realty Corp., REIT, 5.783%, 3/15/16	7,684,000	8,081,201
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	6,043,924

		$28,262,064
Restaurants - 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$7,927,000	$9,286,377

Retailers - 1.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,807,000	$10,916,093
Cencosud S.A., 5.5%, 1/20/21	4,672,000	4,901,026
Dollar General Corp., 3.25%, 4/15/23	4,706,000	4,580,176
Gap, Inc., 5.95%, 4/12/21	5,458,000	6,348,827
Home Depot, Inc., 5.95%, 4/01/41	3,217,000	4,399,576
Kohl’s Corp., 3.25%, 2/01/23	3,406,000	3,413,139
Target Corp., 3.5%, 7/01/24	8,112,000	8,753,213

		$43,312,050
Specialty Chemicals - 0.2%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	$9,530,000	$10,161,363

Supermarkets - 0.1%
Delhaize Group, 4.125%, 4/10/19	$1,082,000	$1,148,458
Kroger Co., 3.85%, 8/01/23	3,285,000	3,519,989

		$4,668,447

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 3.5%, 1/31/23	$7,629,000	$7,645,074
American Tower Corp., REIT, 5%, 2/15/24	8,779,000	9,620,344
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	4,441,000	5,136,305
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	3,480,000	3,855,495
MTS International Funding Ltd., 5%, 5/30/23 (n)	6,018,000	4,715,103
SBA Tower Trust, 2.898%, 10/15/19 (n)	7,673,000	7,809,925

		$38,782,246
Tobacco - 0.7%
Altria Group, Inc., 2.85%, 8/09/22	$10,322,000	$10,350,096
Altria Group, Inc., 2.95%, 5/02/23	2,970,000	2,996,071
Lorillard Tobacco Co., 8.125%, 6/23/19	5,043,000	6,200,984
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	11,185,800

		$30,732,951
Transportation - Services - 0.3%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$3,033,000	$4,264,462
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	2,033,000	2,146,010
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	8,955,000	7,969,950

		$14,380,422
U.S. Government Agencies and Equivalents - 2.4%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$5,600,000	$5,703,645
Small Business Administration, 5.94%, 7/01/16	18,516	18,986
Small Business Administration, 5.37%, 9/01/16	86,785	88,624
Small Business Administration, 6.35%, 4/01/21	5,496	5,981
Small Business Administration, 6.34%, 5/01/21	6,811	7,389
Small Business Administration, 6.44%, 6/01/21	7,450	8,127
Small Business Administration, 5.34%, 11/01/21	46,216	49,894
Small Business Administration, 6.07%, 3/01/22	33,562	36,362
Small Business Administration, 4.35%, 7/01/23	324,565	345,042
Small Business Administration, 4.98%, 11/01/23	495,008	541,343
Small Business Administration, 4.89%, 12/01/23	448,332	485,148
Small Business Administration, 4.93%, 1/01/24	625,122	677,311
Small Business Administration, 4.34%, 3/01/24	667,094	706,285
Small Business Administration, 5.18%, 5/01/24	599,038	652,866
Small Business Administration, 5.52%, 6/01/24	576,778	640,886
Small Business Administration, 5.19%, 7/01/24	706,934	773,029
Small Business Administration, 4.86%, 10/01/24	533,304	575,648
Small Business Administration, 4.57%, 6/01/25	1,047,761	1,135,552
Small Business Administration, 4.76%, 9/01/25	3,331,205	3,591,663
Small Business Administration, 5.39%, 12/01/25	291,091	325,349
Small Business Administration, 5.35%, 2/01/26	1,950,177	2,131,381
Small Business Administration, 3.25%, 11/01/30	3,490,474	3,663,418
Small Business Administration, 2.85%, 9/01/31	5,933,296	6,138,276
Small Business Administration, 2.37%, 8/01/32	4,525,913	4,588,864
Small Business Administration, 2.13%, 1/01/33	6,111,945	6,094,562
Small Business Administration, 2.21%, 2/01/33	1,586,648	1,592,517
Small Business Administration, 2.22%, 3/01/33	5,829,649	5,858,591
Small Business Administration, 2.08%, 4/01/33	9,216,593	9,177,305
Small Business Administration, 2.45%, 6/01/33	11,723,096	11,929,242
Small Business Administration, 3.15%, 7/01/33	14,595,304	15,403,609
Small Business Administration, 3.16%, 8/01/33	14,559,153	15,368,440
Small Business Administration, 3.62%, 9/01/33	7,670,581	8,198,721

		$106,514,056

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 21.8%
U.S. Treasury Bonds, 6%, 2/15/26	$840,000	$1,196,803
U.S. Treasury Bonds, 4.5%, 2/15/36	21,843,000	31,170,638
U.S. Treasury Bonds, 5%, 5/15/37	9,893,000	15,097,648
U.S. Treasury Bonds, 4.5%, 8/15/39	88,870,100	127,847,993
U.S. Treasury Bonds, 2.875%, 5/15/43	14,851,000	16,774,665
U.S. Treasury Notes, 0.375%, 3/15/15	106,275,000	106,312,409
U.S. Treasury Notes, 0.375%, 2/15/16	229,494,000	229,888,500
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	86,416,401
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	49,114,161
U.S. Treasury Notes, 0.75%, 6/30/17	146,869,000	147,419,759
U.S. Treasury Notes, 2.75%, 2/15/19	68,725,900	73,380,980
U.S. Treasury Notes, 1%, 6/30/19	68,706,000	68,357,111
U.S. Treasury Notes, TIPS, 2%, 1/15/16	10,410,838	10,598,722

		$963,575,790
Utilities - Electric Power - 2.9%
Alabama Power Co., 4.15%, 8/15/44	$3,406,000	$3,889,659
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	8,174,000	10,235,393
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	5,040,353
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,890,233
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,366,000	3,844,386
Dominion Resources, Inc., 3.625%, 12/01/24	19,000,000	20,078,782
Duke Energy Corp., 3.75%, 4/15/24	3,587,000	3,910,286
EDP Finance B.V., 4.125%, 1/15/20 (n)	2,307,000	2,361,810
EDP Finance B.V., 5.25%, 1/14/21 (n)	5,069,000	5,399,651
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	6,757,000	6,964,224
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	5,986,654
Enel Finance International S.A., 6%, 10/07/39 (n)	5,000,000	6,266,275
Exelon Corp., 4.9%, 6/15/15	6,177,000	6,270,013
Exelon Generation Co. LLC, 4.25%, 6/15/22	5,938,000	6,344,165
Florida Power & Light Co., 4.05%, 10/01/44	8,880,000	10,242,734
Pacific Gas & Electric Co., 3.25%, 6/15/23	3,569,000	3,701,574
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	5,229,097
PPL Corp., 3.5%, 12/01/22	3,600,000	3,791,549
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	13,288,793

		$127,735,631
Total Bonds		$4,384,592,321

Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	267,229,577	$267,229,577
Total Investments		$4,651,821,898

Other Assets, Less Liabilities - (5.2)%		(228,600,869)
Net Assets - 100.0%		$4,423,221,029

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $648,268,892 representing 14.7% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.

12

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 3/23/39	10/25/06-1/01/15	$5,152,226	$126,543
Babson Ltd., CLO, FRN, 1.357%, 4/20/25	3/12/14	9,345,206	9,295,254
Bayview Commercial Asset Trust, FRN, 0.478%, 8/25/35	6/09/05	399,815	363,783
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	905,078	8,089
Bayview Commercial Asset Trust, FRN, 0.438%, 4/25/36	2/23/06	324,971	285,510
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	731,569	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	1,003,262	2
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	936,951	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	—	2
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.769%, 12/28/40	3/01/06	2,863,623	1,697,583
Capital Trust Realty Ltd., CDO, 5.267%, 6/25/35	9/14/10	87,008	94,549
Commercial Mortgage Asset Trust, FRN, 0.505%, 1/17/32	8/25/03-4/09/12	12,486	11,309
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.61%, 1/15/25	9/19/14	10,824,991	10,747,612
Falcon Franchise Loan LLC, FRN, 4.312%, 1/05/23	1/18/02-3/23/11	1,799	4,154
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25	1/29/03-3/23/11	31,595	107,038
First Union National Bank Commercial Mortgage, FRN, 1.594%, 1/12/43	12/11/03-4/09/12	711	622
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.656%, 1/17/26	7/24/14-9/09/14	11,813,727	11,737,697
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.571%, 4/10/28	3/25/14	9,576,000	9,567,975
Morgan Stanley Capital I, Inc., FRN, 1.587%, 3/15/31	6/10/03	6,824	9
Petroleos Mexicanos, 4.5%, 1/23/26	1/15/15	8,510,680	8,513,211
Preferred Term Securities XIX Ltd., CDO, FRN, 0.591%, 12/22/35	9/08/05-3/28/11	5,737,839	4,293,368
SES S.A., 5.3%, 4/04/43	1/08/14	3,965,951	4,852,980
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,558,094
Total Restricted Securities			$67,265,386
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,070,089,846	$—	$1,070,089,846
Non-U.S. Sovereign Debt	—	37,996,949	—	37,996,949
Municipal Bonds	—	14,205,215	—	14,205,215
U.S. Corporate Bonds	—	1,522,419,492	—	1,522,419,492
Residential Mortgage-Backed Securities	—	844,685,932	—	844,685,932
Commercial Mortgage-Backed Securities	—	330,690,163	—	330,690,163
Asset-Backed Securities (including CDOs)	—	198,425,914	—	198,425,914
Foreign Bonds	—	366,078,810	—	366,078,810
Mutual Funds	267,229,577	—	—	267,229,577
Total Investments	$267,229,577	$4,384,592,321	$—	$4,651,821,898

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,508,859,051
Gross unrealized appreciation	192,196,260
Gross unrealized depreciation	(49,233,413)
Net unrealized appreciation (depreciation)	$142,962,847

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,273,464	1,485,070,362	(1,411,114,249)	267,229,577

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$151,089	$267,229,577

(4) Subsequent Event

Effective March 31, 2015, the fund changed its name from MFS Research Bond Fund to MFS Total Return Bond Fund.

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.